Putnam VT Diversified Income Fund
The fund's portfolio
9/30/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (92.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.1%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$35,248	$40,390
5.00%, with due dates from 5/20/49 to 3/20/50	207,265	233,332
4.00%, TBA, 10/1/50	3,000,000	3,187,969
3.50%, with due dates from 9/20/49 to 11/20/49	253,858	279,331

		3,741,022
U.S. Government Agency Mortgage Obligations (90.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 3.50%, 2/1/35(i)	281,079	302,122
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	80,291	89,148
4.50%, 5/1/49	46,319	51,325
Uniform Mortgage-Backed Securities
5.50%, TBA, 10/1/50	3,000,000	3,332,344
4.50%, TBA, 10/1/50	2,000,000	2,163,281
4.00%, TBA, 11/1/50	4,000,000	4,270,938
4.00%, TBA, 10/1/50	18,000,000	19,195,312
3.50%, TBA, 11/1/50	11,000,000	11,608,868
3.50%, TBA, 10/1/50	30,000,000	31,626,564
3.00%, TBA, 10/1/50	3,000,000	3,142,500
2.50%, TBA, 11/1/50	4,000,000	4,189,688
2.50%, TBA, 10/1/50	30,000,000	31,474,218
2.00%, TBA, 11/1/50	30,000,000	30,958,593
2.00%, TBA, 10/1/50	18,000,000	18,613,125
1.50%, TBA, 10/1/50	2,000,000	2,012,656

		163,030,682

Total U.S. government and agency mortgage obligations (cost $166,663,870)		$166,771,704

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.125%, 4/15/21(i)	$19,671	$19,767
U.S. Treasury Notes
2.75%, 8/31/23(i)	133,000	143,357
2.125%, 8/15/21(i)	147,000	149,958
1.50%, 2/15/30(i)	125,000	135,160

Total U.S. treasury obligations (cost $448,242)		$448,242

MORTGAGE-BACKED SECURITIES (37.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (19.0%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.18%, 4/15/37	$20,684	$38,265
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.238%, 11/15/35	59,618	106,120
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.772%, 12/15/36	40,353	65,776
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.403%, 3/15/35	127,877	179,028
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.098%, 9/25/50	4,154,124	799,669
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.048%, 12/15/47	1,662,775	199,533
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 8/15/56	2,928,380	688,169
REMICs IFB Ser. 5004, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 8/25/50	5,379,919	1,008,735
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 4/15/47	877,480	154,710
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 1/25/50	4,991,080	751,495
REMICs Ser. 5007, Class IC, IO, 5.00%, 8/25/50	5,779,519	883,436
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	826,435	123,965
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	768,538	92,938
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	363,392	43,607
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	777,746	81,086
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	484,694	46,949
REMICs Ser. 4530, Class TI, IO, 4.00%, 11/15/45	731,838	78,558
REMICs Ser. 4425, IO, 4.00%, 1/15/45	1,828,230	201,105
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,277,251	198,673
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	558,600	59,953
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	773,816	57,998
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	1,923,432	129,832
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	1,521,419	79,493
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	546,811	41,873
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	551,958	36,090
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	483,243	16,590
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.381%, 7/25/43(WAC)	780,096	7,801
REMICs Ser. 3300, PO, zero %, 2/15/37	11,805	11,038
REMICs Ser. 3326, Class WF, zero %, 10/15/35	756	688
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.011%, 7/25/36	24,309	46,674
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.024%, 3/25/36	82,164	150,361
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.657%, 6/25/37	53,884	94,836
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 22.74%, 2/25/38	48,784	67,963
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 22.582%, 11/25/35	50,687	74,004
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 17.009%, 11/25/34	44,790	53,747
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.452%, 9/25/43	1,525,814	327,141
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.252%, 4/25/40	524,895	110,351
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.102%, 3/25/48	2,853,513	510,208
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.052%, 6/25/45	2,687,025	507,281
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.002%, 5/25/47	5,946,820	1,100,162
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,106,084	234,698
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 12/25/48	1,982,288	215,574
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 12/25/46	1,895,811	397,662
REMICs IFB Ser. 19-57, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 10/25/49	6,904,494	1,096,414
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 8/25/49	3,284,897	478,551
REMICs IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.852%, 7/25/39	1,043,890	52,023
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.802%, 2/25/43	1,184,226	260,904
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	91,080	15,034
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,838,496	357,367
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	273,235	45,811
Interest Strip Ser. 366, Class 22, IO, 4.50%, 10/25/35	181	—
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	254,660	46,826
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	1,027,573	41,103
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	702,257	74,108
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	721,268	51,461
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	2,332,617	229,108
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	695,015	76,452
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	587,586	58,600
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	1,110,683	47,544
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	670,356	29,459
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,005,338	49,735
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	537,597	14,112
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	610,327	12,969
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	3,187	2,901
Government National Mortgage Association
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 6.024%, 4/20/44	2,699,201	588,737
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.994%, 7/20/50	6,114,085	904,601
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.994%, 9/20/43	496,125	99,845
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 7/16/43	298,066	52,907
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.944%, 8/20/49	4,968,165	776,276
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.944%, 7/20/49	5,218,457	737,107
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 2/20/50	647,215	72,212
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 1/20/50	2,332,587	402,693
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 12/20/49	2,841,538	409,947
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 8/20/49	184,304	24,237
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 6/20/49	242,363	27,523
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.444%, 8/20/44	1,277,567	241,560
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	601,580	104,525
Ser. 16-42, IO, 5.00%, 2/20/46	1,004,756	170,705
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	807,216	96,188
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,779,240	309,018
Ser. 14-76, IO, 5.00%, 5/20/44	536,913	87,625
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	563,807	100,076
Ser. 12-146, IO, 5.00%, 12/20/42	877,075	156,777
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	295,575	51,683
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	437,691	76,701
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,952,139	347,715
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,121,041	193,380
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,723,925	311,931
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	366,325	64,275
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	3,385,300	456,606
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	713,941	99,228
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	978,310	116,174
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	622,320	51,939
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	870,451	151,007
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,304,120	195,204
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	449,366	29,908
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	167,881	13,326
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	726,181	117,118
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	875,650	77,549
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	895,835	138,047
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	913,371	137,689
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	448,959	69,027
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	490,316	88,257
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	2,490,737	328,478
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	751,621	88,468
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	1,589,279	222,865
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	882,592	90,466
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	970,436	58,226
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	573,749	72,941
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	931,058	125,600
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	1,989,394	175,627
Ser. 16-H22, Class AI, IO, 3.856%, 10/20/66	3,093,055	308,458
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,147,665	149,196
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	1,478,081	130,544
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	1,255,493	90,791
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	434,844	10,837
Ser. 13-76, IO, 3.50%, 5/20/43	1,478,209	155,212
Ser. 13-28, IO, 3.50%, 2/20/43	474,195	46,556
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	684,605	65,893
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,129,456	88,945
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	442,364	33,452
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	976,444	134,871
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,195,560	188,785
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,488,093	218,568
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	1,019,113	43,312
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	1,769,817	120,808
Ser. 16-H23, Class NI, IO, 3.347%, 10/20/66	8,975,834	896,686
Ser. 16-H03, Class AI, IO, 3.321%, 1/20/66	2,386,705	202,757
Ser. 16-H24, Class JI, IO, 3.305%, 11/20/66	2,826,165	308,242
Ser. 16-H02, Class HI, IO, 3.05%, 1/20/66	3,388,985	256,885
Ser. 15-H10, Class BI, IO, 3.011%, 4/20/65	2,045,595	176,752
Ser. 20-36, Class MI, IO, 3.00%, 3/20/50	2,817,661	244,191
Ser. 16-H09, Class BI, IO, 2.954%, 4/20/66	4,028,171	381,810
Ser. 16-H10, Class AI, IO, 2.881%, 4/20/66	4,713,718	316,526
Ser. 17-H16, Class JI, IO, 2.866%, 8/20/67	3,529,409	412,638
Ser. 16-H06, Class CI, IO, 2.764%, 2/20/66	4,910,465	311,127
Ser. 17-H11, Class TI, IO, 2.686%, 4/20/67	2,081,440	217,544
Ser. 17-H12, Class QI, IO, 2.679%, 5/20/67	2,784,516	273,921
Ser. 16-H14, Class AI, IO, 2.669%, 6/20/66	2,259,513	217,370
Ser. 18-H05, Class BI, IO, 2.558%, 2/20/68	3,211,193	380,326
Ser. 18-H05, Class AI, IO, 2.535%, 2/20/68	2,622,834	313,920
Ser. 16-H17, Class KI, IO, 2.51%, 7/20/66	1,598,878	156,274
Ser. 16-H16, Class EI, IO, 2.494%, 6/20/66(WAC)	2,343,958	222,207
Ser. 17-H02, Class BI, IO, 2.373%, 1/20/67	2,452,810	250,287
Ser. 16-H06, Class DI, IO, 2.32%, 7/20/65	4,476,719	324,661
Ser. 17-H08, Class NI, IO, 2.309%, 3/20/67	3,463,421	324,869
Ser. 17-H06, Class BI, IO, 2.283%, 2/20/67	2,689,068	266,856
Ser. 18-H03, Class XI, IO, 2.263%, 2/20/68	2,845,004	313,804
Ser. 15-H24, Class AI, IO, 2.253%, 9/20/65	2,701,799	230,377
Ser. 17-H10, Class MI, IO, 2.224%, 4/20/67	4,576,144	370,668
Ser. 17-H16, Class IB, IO, 2.21%, 8/20/67	3,066,035	252,338
Ser. 17-H09, IO, 2.185%, 4/20/67	3,353,522	281,411
Ser. 17-H16, Class IG, IO, 2.169%, 7/20/67	3,184,289	250,607
Ser. 16-H03, Class DI, IO, 2.025%, 12/20/65	2,798,341	206,727
Ser. 17-H11, Class DI, IO, 1.951%, 5/20/67	2,480,953	245,264
Ser. 15-H25, Class EI, IO, 1.862%, 10/20/65	2,468,700	200,952
FRB Ser. 15-H08, Class CI, IO, 1.805%, 3/20/65	1,525,261	109,825
Ser. 15-H23, Class BI, IO, 1.761%, 9/20/65	3,287,412	248,857
Ser. 16-H24, Class CI, IO, 1.71%, 10/20/66	2,170,436	151,164
Ser. 16-H14, IO, 1.695%, 6/20/66	1,751,862	117,380
Ser. 13-H08, Class CI, IO, 1.651%, 2/20/63	3,455,779	152,745
Ser. 15-H25, Class AI, IO, 1.627%, 9/20/65	4,593,941	330,764
Ser. 14-H21, Class BI, IO, 1.546%, 10/20/64	2,872,943	179,559
Ser. 15-H26, Class CI, IO, 0.546%, 8/20/65	4,577,416	62,253
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,066	960

		34,374,043
Commercial mortgage-backed securities (7.2%)
Bank 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	278,000	213,514
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.541%, 1/12/45(WAC)	879,000	632,880
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	266,715	266,049
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.718%, 9/11/42(WAC)	275,000	148,007
FRB Ser. 06-PW11, Class B, 5.702%, 3/11/39 (In default)(NON)(WAC)	80,698	56,489
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.931%, 12/15/47(WAC)	326,000	302,669
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	822,000	727,782
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 5.092%, 4/10/47(WAC)	227,000	221,280
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.909%, 10/15/45(WAC)	251,000	135,924
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	700,000	359,060
FRB Ser. 13-CR9, Class D, 4.385%, 7/10/45(WAC)	452,000	212,311
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 1.092%, 12/15/39(WAC)	1,092,965	1,202
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.91%, 9/15/39(WAC)	9,206	9,129
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	54,191	54,858
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.911%, 4/15/50(WAC)	307,000	221,040
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	195,000	196,444
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.664%, 9/10/47(WAC)	675,000	256,500
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.971%, 2/15/47(WAC)	987,000	496,996
FRB Ser. C14, Class D, 4.859%, 8/15/46(WAC)	350,000	254,654
FRB Ser. 14-C18, Class E, 4.471%, 2/15/47(WAC)	381,000	141,911
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	656,000	301,926
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	291,000	271,623
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.306%, 4/15/46(WAC)	408,000	303,655
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.374%, 2/12/51(WAC)	403,000	145,080
FRB Ser. 11-C3, Class F, 5.853%, 2/15/46(WAC)	401,000	92,344
FRB Ser. 11-C4, Class C, 5.525%, 7/15/46(WAC)	188,000	185,640
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	715,000	427,646
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	11,396	—
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.498%, 8/15/46(WAC)	750,000	315,085
FRB Ser. 15-C23, Class D, 4.289%, 7/15/50(WAC)	311,000	274,391
FRB Ser. 13-C10, Class D, 4.218%, 7/15/46(WAC)	478,000	283,972
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	211,539
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	255,046	53,560
Ser. 07-HQ11, Class B, 5.538%, 2/12/44(WAC)	10,008	9,911
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	238,712	235,165
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 20-01, Class M10, 3.898%, 3/25/50	577,000	538,430
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	472,775	16,271
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	490,000	81,384
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	422,000	408,884
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.41%, 7/15/46(WAC)	649,000	259,600
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	438,644
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	1,331,000	737,622
FRB Ser. 12-C7, Class E, 4.965%, 6/15/45(WAC)	875,000	411,250
FRB Ser. 13-C15, Class D, 4.643%, 8/15/46(WAC)	1,231,000	620,193
FRB Ser. 12-C10, Class D, 4.575%, 12/15/45(WAC)	1,152,000	419,130
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	2,626,000	944,562

		12,896,206
Residential mortgage-backed securities (non-agency) (10.9%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 3.179%, 11/27/36(WAC)	417,651	334,121
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 2.989%, 10/25/35(WAC)	273,555	244,434
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 4.898%, 10/25/27 (Bermuda)	220,000	195,660
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.328%, 11/25/47	187,243	147,815
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.498%, 3/25/37	735,202	646,706
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.548%, 6/25/46(WAC)	723,193	609,073
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 2.519%, 9/25/35	216,835	186,059
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.959%, 6/25/46	291,131	252,985
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 0.498%, 8/25/36	269,638	123,440
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 0.486%, 11/20/35	253,689	232,897
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 0.358%, 4/25/47	134,992	96,228
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 0.338%, 8/25/46	197,748	200,715
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 0.338%, 8/25/46	269,166	224,753
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.338%, 8/25/46	1,316,793	1,252,278
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 0.338%, 12/25/36	376,391	210,339
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.175%, 7/25/28	1,024,766	1,072,639
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.498%, 4/25/28	519,093	612,787
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.698%, 12/25/27	417,703	428,079
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.298%, 11/25/28	511,882	536,126
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 3.698%, 8/25/29	433,901	446,499
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 1.948%, 7/25/30	82,840	80,872
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.148%, 10/25/48	120,000	110,255
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.648%, 3/25/49	152,000	142,986
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.158%, 8/25/50	135,000	137,025
Structured Agency Credit Risk Debt FRN Ser. 20-DNA3, Class B2, (1 Month US LIBOR + 9.35%), 9.498%, 6/25/50	237,000	239,370
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.298%, 7/25/49	104,000	86,956
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.898%, 9/25/48	143,000	112,195
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	253,000	249,594
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.398%, 10/25/48	163,000	151,590
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.248%, 3/25/50	206,000	202,909
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.798%, 1/25/49	220,787	218,829
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.598%, 3/25/49	88,620	87,124
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.498%, 2/25/49	135,373	134,077
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.448%, 10/25/48	110,600	108,335
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.398%, 9/25/28	969,473	1,124,007
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.898%, 10/25/28	496,940	563,499
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.898%, 8/25/28	271,910	321,073
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.898%, 1/25/29	89,696	96,965
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.048%, 10/25/28	530,724	560,057
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.848%, 4/25/28	653,458	676,423
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.698%, 4/25/28	77,271	80,228
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.648%, 9/25/29	405,000	409,149
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.148%, 7/25/25	70,595	72,260
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.998%, 10/25/29	407,000	405,882
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.648%, 12/25/30	315,000	292,338
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.598%, 5/25/30	22,000	20,977
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.598%, 2/25/30	30,000	28,978
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.398%, 1/25/31	620,000	575,797
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/25	19,107	19,327
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/25	30,545	30,942
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 3.698%, 7/25/30	178,000	164,984
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.148%, 10/25/29	682,456	689,101
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 2.998%, 11/25/29	205,424	205,296
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.248%, 9/25/31	200,000	191,502
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.798%, 2/25/40	276,000	259,425
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.398%, 1/25/40	155,000	118,305
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 0.328%, 5/25/36	584,171	211,631
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.458%, 5/25/37	198,704	171,450
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.676%, 5/19/35	208,190	108,165
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.348%, 6/25/37	262,187	125,899
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 3.546%, 2/26/37	251,631	227,855
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 0.943%, 8/25/35	90,894	88,346
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 5.898%, 4/25/27 (Bermuda)	280,000	279,073
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO10, Class A1, (1 Month US LIBOR + 0.16%), 0.308%, 1/25/37	358,527	337,148
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.328%, 1/25/37	327,337	287,579
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	202,000	221,148
WaMu Asset-Backed Certificates Trust FRB Ser. 07-HE4, Class 1A, (1 Month US LIBOR + 0.17%), 0.318%, 7/25/47	148,164	115,920
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.35%), 0.498%, 12/25/45	518,022	486,727

		19,683,206

Total mortgage-backed securities (cost $76,658,277)		$66,953,455

CORPORATE BONDS AND NOTES (20.2%)(a)
		Principal amount	Value
Basic materials (1.2%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$10,000	$9,610
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		102,000	104,550
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		34,000	35,020
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		69,000	67,620
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		95,000	96,059
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		168,000	172,620
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		75,000	80,625
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		83,000	88,914
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		140,000	151,200
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		48,000	49,320
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		50,000	52,573
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		50,000	51,698
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		20,000	22,176
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		170,000	173,400
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		126,000	130,533
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		25,000	24,750
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		50,000	51,381
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		30,000	31,050
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		13,000	13,163
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		49,000	49,123
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		33,000	31,680
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		40,000	41,100
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		21,000	20,627
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		129,000	132,709
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		139,000	169,406
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		150,000	159,000
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		44,000	45,430
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25		15,000	15,638
U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 5.125%, 3/1/29		35,000	35,088
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		82,000	87,125
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		65,000	67,126

			2,260,314
Capital goods (2.0%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		134,000	137,853
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6.875%, 7/1/28		10,000	9,700
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		75,000	79,787
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		50,000	51,625
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		200,000	198,960
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		215,000	217,956
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		45,000	47,250
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		65,000	68,413
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		35,000	37,970
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		65,000	67,438
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		155,000	160,813
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		111,000	131,674
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		95,000	98,097
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		75,000	79,031
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		144,000	147,668
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		125,000	129,375
MasTec, Inc. 144A company guaranty sr. unsec. notes 4.50%, 8/15/28		95,000	95,950
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27		40,000	43,325
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		102,000	106,952
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		180,000	185,850
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		139,000	127,880
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		125,000	126,719
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		210,000	194,074
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		132,000	141,240
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		80,000	83,024
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		38,000	38,149
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		123,000	118,209
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25		20,000	21,750
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		311,000	324,776
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		185,000	187,218
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		95,000	104,089
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		50,000	54,465

			3,617,280
Communication services (1.7%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		688,000	745,620
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32		70,000	73,063
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		50,000	52,502
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		166,000	174,300
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		73,000	73,989
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		98,000	105,105
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		77,000	78,964
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		42,000	42,336
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		94,000	97,379
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		100,000	102,750
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		35,000	35,536
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		45,000	44,438
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		36,000	38,610
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		216,000	270,000
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		105,000	126,880
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		283,000	325,096
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		105,000	109,856
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		16,000	17,078
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		116,000	124,090
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		45,000	46,368
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		40,000	45,385
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		55,000	61,718
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		60,000	63,120
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	100,000	134,868
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27		$20,000	19,685

			3,008,736
Consumer cyclicals (4.3%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		30,000	31,125
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		45,000	45,731
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		50,000	51,563
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		45,000	44,156
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		45,000	45,379
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		45,000	50,429
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		45,000	47,138
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		52,000	46,280
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		65,000	55,494
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		20,000	21,200
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		65,000	62,416
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		85,000	89,038
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		160,000	155,200
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		120,000	84,900
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		79,000	41,129
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		50,000	43,500
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		84,000	71,400
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		125,000	143,314
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25		35,000	38,325
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23		62,000	68,510
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		35,000	35,394
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28		20,000	21,025
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		189,000	204,593
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		70,000	73,500
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		40,000	42,200
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		90,000	93,581
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		73,000	74,163
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		125,000	127,013
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		29,000	30,211
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		222,931	219,587
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		80,000	90,400
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		160,000	166,600
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		79,000	80,481
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		52,000	52,991
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		28,000	28,140
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		26,000	27,658
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		49,000	48,020
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		109,000	114,450
L Brands, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		85,000	83,751
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25		25,000	27,000
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		20,000	22,950
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		45,000	45,788
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	100,000	98,746
Levi Strauss & Co. sr. unsec. unsub. notes 5.00%, 5/1/25		$40,000	40,925
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		129,000	126,420
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		90,000	89,100
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		27,000	26,123
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		49,000	47,285
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	53,962
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25		25,000	25,848
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		35,000	39,061
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		35,000	37,325
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		130,000	133,575
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		105,000	106,323
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		140,000	150,675
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		60,000	49,950
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		90,000	92,475
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec. notes 7.125%, 6/1/24		80,000	82,188
Navistar International Corp. 144A company guaranty sr. notes 9.50%, 5/1/25		11,000	12,394
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		53,000	54,193
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28		45,000	45,835
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		140,000	147,053
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		149,000	151,794
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		65,000	67,230
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		80,000	87,668
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		66,000	66,990
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		29,000	27,840
Penske Automotive Group, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/25		20,000	19,919
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		200,000	200,000
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		109,000	110,691
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		135,000	140,022
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		45,000	43,166
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		95,000	96,188
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		9,000	12,364
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		155,000	176,700
QVC, Inc. company guaranty sr. notes 4.375%, 9/1/28		85,000	86,700
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		232,000	255,332
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		55,000	55,275
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		70,000	71,050
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		141,000	149,372
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		80,000	74,200
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		40,000	42,900
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		118,000	123,163
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		95,000	101,056
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		50,000	51,875
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		75,000	74,025
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	10,375
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		95,000	87,400
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28		50,000	54,750
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		54,000	57,780
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		95,000	92,744
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		55,000	52,113
Valvoline, Inc. company guaranty sr. unsec. notes 4.375%, 8/15/25		30,000	30,863
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		120,000	122,400
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		20,000	20,200
WMG Acquisition Corp. 144A company guaranty sr. bonds 3.00%, 2/15/31		20,000	19,445
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		87,000	87,218
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25		60,000	63,300
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		39,000	39,683
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		126,000	117,180
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		115,000	109,538
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		30,000	31,773

			7,687,461
Consumer staples (1.2%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)(FWC)		45,000	45,347
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		36,000	36,810
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		63,000	64,247
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		80,000	81,500
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	31,275
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25		30,000	31,800
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	10,925
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		45,000	46,826
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		180,000	150,300
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	53,313
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		115,000	119,485
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35		129,000	148,543
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26		106,000	108,917
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27		14,000	14,829
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		70,000	75,600
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		130,000	135,525
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	100,000	111,635
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$20,000	20,231
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		73,000	77,015
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		50,000	51,500
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		50,000	61,500
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		90,000	100,575
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		150,000	178,981
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		30,000	34,200
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		55,000	59,331
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		85,000	90,525
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		80,000	82,600
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		48,000	50,040
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		45,000	45,000
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		45,000	48,600
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		20,000	22,181

			2,189,156
Energy (3.8%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22 (Norway)		150,000	152,250
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		34,000	35,435
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		150,000	145,688
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		90,000	85,500
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		52,000	46,573
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		110,000	103,950
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25		20,000	19,063
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		32,000	29,280
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		75,000	75,057
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		121,000	115,578
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		220,000	244,891
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		52,000	48,880
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		30,000	25,988
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		86,000	81,958
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		65,000	66,138
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		44,000	41,800
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		45,000	57,994
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		35,000	35,409
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		22,000	22,844
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25		50,000	53,937
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		191,000	191,955
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		95,000	97,613
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		273,000	185,558
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		15,000	15,150
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		90,000	89,831
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		183,000	186,428
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		25,000	24,375
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		59,000	57,424
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		100,000	98,092
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		41,000	13,940
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28		105,000	50,531
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		45,000	22,163
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24		21,000	20,318
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		16,000	15,026
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41		10,000	13,873
Occidental Petroleum Corp. sr. unsec. notes 2.90%, 8/15/24		35,000	29,695
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		75,000	63,938
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21		43,000	42,570
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25		48,000	39,840
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		200,000	211,192
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		285,000	305,195
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		323,000	382,545
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		432,000	479,520
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		1,001,000	1,053,553
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		169,000	186,956
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		35,000	38,220
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		378,000	11,340
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		297,000	8,910
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		760,000	22,800
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)		311,000	260,307
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		41,000	26,240
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		70,000	70,525
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		69,000	72,954
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		130,000	57,745
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		20,000	10,600
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		60,000	26,700
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		74,000	57,350
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		25,000	23,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		127,000	114,935
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		30,000	32,091
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		56,000	54,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		30,000	30,032
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		35,880	31,933
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		70,000	56,104
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		42,000	41,633
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		30,000	29,550
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		22,000	24,860
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		88,000	91,080
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		35,000	34,410
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28		150,000	156,750
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		81,000	82,215

			6,833,128
Financials (2.3%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		85,000	84,575
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		70,000	73,438
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		285,000	390,201
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		72,000	102,982
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		50,000	54,563
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		75,000	86,000
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		150,000	155,625
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		65,000	68,770
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		85,000	98,145
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		190,000	211,130
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		35,000	35,350
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		60,000	65,751
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		45,000	44,888
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		95,000	96,188
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		15,000	15,387
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		87,000	90,698
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24		55,000	55,688
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	210,000
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		75,000	70,290
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		130,000	125,775
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		102,000	95,178
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		95,000	82,175
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		125,000	129,523
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	100,000	127,049
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		$50,000	50,968
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		77,000	76,904
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		75,000	75,938
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		80,000	77,400
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		200,000	222,000
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		35,000	37,195
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		40,000	44,300
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		50,000	55,860
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		77,000	85,445
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		100,000	104,000
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		120,000	114,900
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		20,000	21,300
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		40,000	43,500
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		65,000	58,825
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		200,000	219,254
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		300,000	317,250

			4,174,408
Health care (1.6%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		115,000	126,213
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	100,000	116,119
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$70,000	71,838
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		85,000	91,588
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		45,000	47,700
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		70,000	71,999
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		150,000	153,563
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		45,000	45,909
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		205,000	220,888
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		75,000	79,438
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		68,000	71,655
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		238,000	232,645
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.625%, 1/15/24		80,000	79,600
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		120,000	117,960
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		105,000	121,275
Emergent BioSolutions, Inc. 144A company guaranty sr. unsec. notes 3.875%, 8/15/28		30,000	30,118
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		45,000	44,667
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		195,000	215,475
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28		30,000	31,313
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 4.625%, 6/15/25		20,000	20,600
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		18,000	18,360
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		130,000	144,057
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		35,000	35,044
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		55,000	55,275
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		25,000	26,875
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		195,000	200,304
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		280,000	285,085
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		200,000	204,000

			2,959,563
Technology (0.9%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		60,000	62,550
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		30,000	30,827
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25		30,000	34,956
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		405,000	475,543
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		71,000	73,853
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		27,000	28,999
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25		75,000	77,817
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23		78,000	73,125
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		304,000	270,560
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		75,000	79,542
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31		45,000	45,731
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		101,000	107,060
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		40,000	41,900
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		75,000	76,546
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		210,000	214,200
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		33,000	35,743

			1,728,952
Transportation (0.1%)
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		140,000	145,359

			145,359
Utilities and power (1.1%)
AES Corp. (The) sr. unsec. unsub. notes 6.00%, 5/15/26		75,000	78,782
AES Corp. (The) sr. unsec. unsub. notes 5.50%, 4/15/25		210,000	215,775
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27		50,000	53,255
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25		30,000	31,961
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		43,000	39,833
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		24,000	22,363
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		35,000	33,731
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		65,000	67,527
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		155,000	158,742
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		20,000	20,386
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		10,000	9,981
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		290,000	342,881
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		23,000	24,323
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		115,000	124,056
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		65,000	71,620
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		70,000	74,544
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		40,000	43,500
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31		150,000	142,720
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		90,000	91,669
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		35,000	33,865
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)		119,000	179
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		40,000	43,661
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		11,000	11,718
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		56,000	59,091
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		129,000	134,644

			1,930,807

Total corporate bonds and notes (cost $36,641,148)			$36,535,164

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (10.5%)(a)
		Principal amount	Value
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		$285,000	$155,325
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%, 5/14/30 (Bahrain)		750,000	817,474
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina) (In default)(NON)		200,000	77,167
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina) (In default)(NON)		215,000	83,218
Buenos Aires (Province of) unsec. FRN 33.482%, 5/31/22 (Argentina)	ARS	6,180,000	73,622
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina) (In default)(NON)		$390,000	150,475
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina) (In default)(NON)		260,000	105,124
Chile (Republic of) sr. unsec. unsub. bonds 3.50%, 1/25/50 (Chile)		250,000	285,000
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		478,000	266,518
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 6.85%, 1/27/45 (Dominican Republic)		305,000	321,165
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.875%, 1/30/60 (Dominican Republic)		485,000	458,330
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		86,667	89,483
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		360,000	419,400
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		320,000	354,400
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		390,000	416,813
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		270,000	286,875
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		250,000	245,625
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		700,000	667,597
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		200,000	204,752
Egypt (Arab Republic of) 144A sr. unsec. bonds 8.875%, 5/29/50 (Egypt)		340,000	336,450
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%, 1/15/32 (Egypt)		380,000	361,950
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%, 5/29/24 (Egypt)		285,000	291,300
El Salvador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.625%, 2/1/41 (El Salvador)		150,000	125,400
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 1/18/27 (El Salvador)		118,000	101,303
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		250,000	219,375
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		485,000	509,326
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		1,045,000	1,212,200
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		425,000	596,594
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	251,907
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		1,390,000	1,297,913
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)		688,900	635,510
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	250,000	264,783
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		$275,000	276,031
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	245,000	260,214
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		$211,000	273,351
Kenya (Republic of) sr. unsec. bonds Ser. REGS, 8.00%, 5/22/32 (Kenya)		840,000	828,458
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		664,000	800,120
Qatar (State of) 144A sr. unsec. notes 3.75%, 4/16/30 (Qatar)		320,000	370,749
Qatar (State of) 144A sr. unsec. notes 3.40%, 4/16/25 (Qatar)		200,000	219,196
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		1,490,000	1,408,050
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		1,240,000	1,221,400
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48 (South Africa)		240,000	218,068
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		290,000	309,946
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		285,000	281,084
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		265,000	20,538
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		576,000	44,640
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		134,000	10,385
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		932,000	72,230
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		600,000	667,574

Total foreign government and agency bonds and notes (cost $20,433,384)			$18,964,408

CONVERTIBLE BONDS AND NOTES (6.7%)(a)
	Principal amount	Value
Capital goods (0.1%)
Fortive Corp. cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	$159,000	$159,302
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25	89,000	87,665

		246,967
Communication services (0.4%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	183,000	167,993
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	107,000	183,345
Liberty Broadband Corp. 144A cv. sr. unsec. bonds 2.75%, 9/30/50	27,000	29,045
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	30,000	32,647
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	151,000	146,621
Vonage Holdings Corp. cv. sr. unsec. notes 1.75%, 6/1/24	142,000	136,803

		696,454
Consumer cyclicals (1.1%)
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25	132,000	169,487
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25	148,000	176,346
Callaway Golf Co. 144A cv. sr. unsec. notes 2.75%, 5/1/26	51,000	69,250
Cinemark Holdings, Inc. 144A cv. sr. unsec. notes 4.50%, 8/15/25	48,000	47,729
Dick's Sporting Goods, Inc. 144A cv. sr. unsec. notes 3.25%, 4/15/25	75,000	137,328
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	105,000	128,630
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	16,000	11,729
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	79,000	93,718
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	153,000	170,422
National Vision Holdings, Inc. 144A cv. sr. unsec. notes 2.50%, 5/15/25	55,000	78,238
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25	79,000	92,483
Penn National Gaming, Inc. cv. sr. unsec. notes 2.75%, 5/15/26	43,000	138,007
RH 144A cv. sr. unsec. notes zero %, 9/15/24	43,000	81,962
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 4.25%, 6/15/23	111,000	129,530
Square, Inc. 144A cv. sr. unsec. notes 0.125%, 3/1/25	205,000	311,510
Winnebago Industries, Inc. 144A cv. sr. unsec. notes 1.50%, 4/1/25	66,000	71,366

		1,907,735
Consumer staples (0.7%)
Bloomin' Brands, Inc. 144A cv. sr. unsec. notes 5.00%, 5/1/25	34,000	51,771
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26	89,000	88,689
Etsy, Inc. cv. sr. unsec. notes 0.125%, 10/1/26	93,000	146,068
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	160,000	228,443
Lyft, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/25	55,000	57,200
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25	238,000	242,091
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	85,000	146,862
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	98,000	234,149

		1,195,273
Energy (0.1%)
CHC Group, LLC/CHC Finance, Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $24,845)(RES)	35,887	5,383
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23 (In default)(NON)	29,000	6,525
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes 0.25%, 5/15/25	156,000	171,755
SolarEdge Technologies, Inc. 144A cv. sr. unsec. notes zero %, 9/15/25 (Israel)	57,000	65,295
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	83,000	15,373

		264,331
Financials (0.3%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	87,000	81,966
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	70,000	75,547
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	77,000	99,440
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	108,000	107,123
LendingTree, Inc. 144A cv. sr. unsec. notes 0.50%, 7/15/25	77,000	75,126
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	55,000	95,288

		534,490
Health care (0.7%)
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 5/15/27	51,000	49,878
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	75,000	83,966
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25	136,000	143,395
Envista Holdings Corp. 144A cv. sr. unsec. notes 2.375%, 6/1/25	43,000	59,673
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	253,000	296,109
Insulet Corp. 144A cv. sr. unsec. notes 0.375%, 9/1/26	94,000	119,703
Integra LifeSciences Holdings Corp. 144A cv. sr. unsec. notes 0.50%, 8/15/25	49,000	45,861
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	62,000	60,115
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 0.75%, 6/15/24	62,000	61,411
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	122,000	123,308
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	35,000	48,125
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/25	72,000	77,611
Revance Therapeutics, Inc. 144A cv. sr. unsec. notes 1.75%, 2/15/27	60,000	63,236
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	51,000	65,917
Teladoc Health, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 6/1/27	48,000	60,026

		1,358,334
Technology (2.9%)
8x8, Inc. cv. sr. unsec. notes 0.50%, 2/1/24	50,000	46,523
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	252,000	291,543
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	92,000	118,300
Blackline, Inc. cv. sr. unsec. notes 0.125%, 8/1/24	109,000	149,927
Cloudflare, Inc. 144A cv. sr. unsec. notes 0.75%, 5/15/25	51,000	68,664
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	47,000	55,372
Cree, Inc. 144A cv. sr. unsec. unsub. notes 1.75%, 5/1/26	118,000	180,614
CyberArk Software, Ltd. 144A cv. sr. unsec. notes zero %, 11/15/24 (Israel)	72,000	70,276
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23	34,000	102,649
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25	162,000	162,692
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25	68,000	82,177
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	86,000	98,638
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	52,000	65,917
Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 4/15/25	90,000	107,726
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	74,000	65,432
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	55,000	83,119
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/26	174,000	185,190
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	42,000	64,708
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	75,000	71,671
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	129,000	228,498
Okta, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	51,000	58,241
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25	57,000	58,430
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	110,000	145,269
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	344,000	364,217
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	58,000	65,766
Pluralsight, Inc. cv. sr. unsec. notes 0.375%, 3/1/24	59,000	51,802
Proofpoint, Inc. cv. sr. unsec. notes 0.25%, 8/15/24	112,000	111,510
Q2 Holdings, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/1/26	49,000	60,018
Rapid7, Inc. 144A cv. sr. unsec. notes 2.25%, 5/1/25	52,000	65,390
RealPage, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	68,000	69,955
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/1/25	134,000	142,710
SailPoint Technologies Holding, Inc. 144A cv. sr. unsec. notes 0.125%, 9/15/24	69,000	105,685
Silicon Laboratories, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	60,000	64,185
Snap, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/26	173,000	239,497
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	344,000	370,122
Synaptics, Inc. cv. sr. unsec. notes 0.50%, 6/15/22	53,000	65,549
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23	26,000	90,426
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	162,000	161,003
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	79,000	89,023
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 8/15/25 (Israel)	100,000	100,372
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	71,000	109,052
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	213,000	252,675
Zynga, Inc. cv. sr. unsec. notes 0.25%, 6/1/24	103,000	130,359

		5,270,892
Transportation (0.3%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	63,000	66,379
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25	121,000	111,547
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	282,000	368,010

		545,936
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	103,000	106,681

		106,681

Total convertible bonds and notes (cost $10,721,094)		$12,127,093

PURCHASED SWAP OPTIONS OUTSTANDING (4.4%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
0.30/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.30		$15,045,100	$47,091
Barclays Bank PLC
(0.359)/3 month USD-LIBOR-BBA/Oct-25 (United Kingdom)	Oct-20/0.359		55,220,300	41,415
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		4,996,000	312,050
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		25,783,200	284,647
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		4,996,000	217,376
(0.923)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.923		9,001,800	47,439
0.635/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.635		7,427,600	14,410
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		4,996,000	5,745
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		25,783,200	26
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		4,996,000	5
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	350,656
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	43,693
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		3,737,500	22,948
JPMorgan Chase Bank N.A.
(0.7075)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.7075		37,923,800	483,149
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	386,080
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	378,842
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101		6,235,800	243,757
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33		19,984,100	224,222
(0.71827)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.71827		39,514,300	122,889
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	53,145
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	51,559
(0.6225)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.6225		3,761,300	37,651
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		2,490,200	1,030,968
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		2,490,200	1,016,774
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		2,490,200	886,113
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		4,033,600	798,935
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	207,543
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	84,347
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		1,601,800	2,002
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		4,033,600	121
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		399,000	66,461
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		26,814,500	346,443
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	132,058
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	60,849
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		$26,814,500	27

Total purchased swap options outstanding (cost $4,440,979)				$8,001,436

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Feb-21/$1.23	$9,170,048	EUR	7,821,270	$43,237
EUR/USD (Call)	Jan-21/1.22	6,140,648	EUR	5,237,450	31,219
EUR/USD (Call)	Oct-20/1.21	6,140,648	EUR	5,237,450	3,605
GBP/USD (Put)	Dec-20/1.23	4,520,419	GBP	3,503,250	31,715
USD/JPY (Put)	Nov-20/JPY 105.00	4,476,575		$4,476,575	45,052
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	9,797,461	EUR	8,356,400	25,317
EUR/NOK (Put)	Mar-21/NOK 10.45	3,775,563	EUR	3,220,234	28,823
EUR/SEK (Put)	Mar-21/SEK 10.25	2,831,664	EUR	2,415,168	21,954
Goldman Sachs International
USD/CNH (Put)	Mar-21/CNH 6.75	7,630,100		$7,630,100	69,159
USD/JPY (Put)	Nov-20/JPY 105.00	4,476,575		4,476,575	45,052
USD/MXN (Put)	Nov-20/MXN 21.00	4,578,100		4,578,100	41,812
HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/$0.76	5,980,186	AUD	8,349,300	43,829
EUR/USD (Call)	Mar-21/1.20	5,034,071	EUR	4,293,634	58,853
NZD/USD (Call)	Mar-21/0.69	3,761,089	NZD	5,685,268	53,110
USD/KRW (Put)	Mar-21/KRW 1130.00	3,772,168		$3,772,168	38,453
USD/SGD (Put)	Mar-21/SGD 1.35	2,829,134		2,829,134	22,593
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Nov-20/$103.19	46,000,000		46,000,000	135,516
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Nov-20/103.06	34,000,000		34,000,000	127,500
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Nov-20/104.70	42,000,000		42,000,000	136,458
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Oct-20/104.98	4,000,000		4,000,000	2,588
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Nov-20/104.70	7,000,000		7,000,000	15,029
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Oct-20/105.56	3,000,000		3,000,000	3
Morgan Stanley & Co. International PLC
EUR/USD (Call)	Mar-21/1.23	6,113,365	EUR	5,214,180	32,230
EUR/USD (Call)	Oct-20/1.24	6,140,648	EUR	5,237,450	350
USD/MXN (Put)	Mar-21/MXN 20.75	2,514,800		$2,514,800	30,663
UBS AG
EUR/USD (Call)	Feb-21/$1.23	9,170,048	EUR	7,821,270	43,237

Total purchased options outstanding (cost $1,353,970)					$1,127,357

ASSET-BACKED SECURITIES (2.3%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.125%, 7/25/24	$495,000	$496,238
CarMax Auto Owner Trust Ser. 20-2, Class D, 6.87%, 5/17/27	$574,000	610,707
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 0.998%, 11/25/51	112,000	112,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.948%, 6/25/52	135,000	134,325
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.506%, 4/23/23	123,000	123,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-2, Class A1, (1 Month US LIBOR + 1.75%), 1.906%, 5/29/22	250,000	250,002
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4, 5.682%, 11/26/29(WAC)	425,000	424,096
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M3, 4.571%, 6/25/30(WAC)	158,000	158,002
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.901%, 9/7/21	266,000	266,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.298%, 6/25/51	473,000	473,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.975%, 3/26/21	544,000	544,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 0.901%, 10/24/20	556,000	556,000

Total asset-backed securities (cost $4,110,987)		$4,147,370

SENIOR LOANS (1.9%)(a)(c)
	Principal amount	Value
Basic materials (0.2%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 1/31/24	$103,210	$101,372
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.261%, 9/6/24	26,570	24,793
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.72%, 3/1/26	68,962	67,549
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.25%), 3.627%, 2/7/27	22,400	21,884
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	70,000	65,100
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.256%, 6/26/25	118,948	115,627

		396,325
Capital goods (0.4%)
Berry Global, Inc. bank term loan FRN Ser. Y, (BBA LIBOR USD 3 Month + 2.00%), 3.899%, 7/1/26	93,813	90,829
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.523%, 4/3/24	111,460	105,005
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	56,029	55,060
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.361%, 3/28/25	102,381	96,494
Vertical US Newco, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.428%, 6/30/27	40,000	39,636
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	295,260	289,429

		676,453
Communication services (0.1%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 3.147%, 11/3/24	96,531	94,790
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 4.75%), 8.00%, 11/27/23	55,000	55,124
T-Mobile USA, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.404%, 4/1/27	44,888	44,831
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	54,725	52,989

		247,734
Consumer cyclicals (0.6%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.761%, 8/21/26	69,300	63,014
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	64,304	64,036
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.40%, 8/24/26	79,200	60,984
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%, 10/30/26	68,707	68,105
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 4.081%, 10/4/23	73,032	65,108
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	69,825	67,207
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.66%, 5/1/26	39,700	37,596
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.66%, 11/6/24	199,784	197,786
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	75,000	45,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.248%, 2/28/25	22,323	19,124
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 3.471%, 8/14/24	59,241	55,753
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 7.22%, 11/28/22	80,322	62,651
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%, 12/17/26	80,393	78,242
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.435%, 12/17/26	20,000	19,350
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	86,864	83,390

		987,346
Consumer staples (0.2%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	134,914	133,017
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	255,696	237,833
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.41%, 2/5/25	83,712	79,788

		450,638
Energy (—%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/22 (In default)(NON)	35,000	12,600

		12,600
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 4/25/25	34,738	34,570

		34,570
Health care (0.3%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.404%, 2/4/27	53,713	52,160
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 10/5/25	195,000	190,450
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.406%, 6/30/25	178,640	170,825
Sotera Health Holdings, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.50%, 12/13/26	79,800	79,421

		492,856
Technology (0.1%)
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 7/30/27	75,000	74,550
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	29,608	29,011

		103,561
Transportation (—%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.774%, 11/5/26	54,725	53,747

		53,747

Total senior loans (cost $3,604,881)		$3,455,830

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	6,980	$174,291

Total preferred stocks (cost $175,814)		$174,291

COMMON STOCKS (—%)(a)
	Shares	Value
Advanz Pharma Corp., Ltd. (Canada)(NON)	430	$2,165
CHC Group, LLC (Units)(acquired 3/23/17, cost $10,107)(NON)(RES)	697	7
Clear Channel Outdoor Holdings, Inc.(NON)	12,143	12,143
iHeartMedia, Inc. Class A(NON)	5,164	41,932
MWO Holdings, LLC (Units)(F)	98	—
Tervita Corp. (Canada)(NON)	191	373
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	10,369	11,406
Tribune Media Co. Class 1C	55,356	5,536

Total common stocks (cost $402,256)		$73,562

SHORT-TERM INVESTMENTS (24.8%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.21%(AFF)	Shares	29,497,226	$29,497,226
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	1,460,000	1,460,000
U.S. Treasury Bills 0.143%, 10/8/20(SEGSF)		$2,806,000	2,805,965
U.S. Treasury Bills 0.127%, 10/15/20(SEGSF)(SEGCCS)		1,700,000	1,699,949
U.S. Treasury Bills 0.108%, 12/3/20(SEG)(SEGSF)(SEGCCS)		1,000,000	999,834
U.S. Treasury Bills 0.102%, 11/12/20(SEG)(SEGSF)		600,000	599,936
U.S. Treasury Bills 0.100%, 12/10/20(SEGSF)(SEGCCS)		500,000	499,908
U.S. Treasury Bills 0.096%, 11/19/20(SEGSF)(SEGCCS)		700,000	699,914
U.S. Treasury Bills 0.094%, 11/5/20(SEG)(SEGSF)(SEGCCS)		4,000,000	3,999,660
U.S. Treasury Bills 0.094%, 10/27/20(SEGSF)(SEGCCS)		500,000	499,972
U.S. Treasury Bills 0.088%, 11/17/20(SEG)(SEGSF)(SEGCCS)		400,000	399,953
U.S. Treasury Bills 0.083%, 11/10/20(SEG)(SEGSF)(SEGCCS)		1,300,000	1,299,888
U.S. Treasury Bills zero%, 10/22/20(i)		112,000	112,000
U.S. Treasury Cash Management Bills 0.104%, 12/8/20(SEG)(SEGSF)(SEGCCS)		200,000	199,947

Total short-term investments (cost $44,774,031)			$44,774,152
TOTAL INVESTMENTS

Total investments (cost $370,428,933)			$363,554,064

	FORWARD CURRENCY CONTRACTS at 9/30/20 (aggregate face value $87,764,139) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/21/20	$1,080,150	$1,063,924	$16,226
		Canadian Dollar	Sell	10/21/20	1,384,186	1,357,673	(26,513)
		Czech Koruna	Buy	12/16/20	254,269	267,826	(13,557)
		Euro	Buy	12/16/20	65,768	66,563	(795)
		Hong Kong Dollar	Sell	11/18/20	885,026	884,957	(69)
		Japanese Yen	Sell	11/18/20	331,894	332,783	889
		Mexican Peso	Buy	10/21/20	283,463	280,560	2,903
		New Zealand Dollar	Buy	10/21/20	446,678	441,766	4,912
		Swedish Krona	Buy	12/16/20	437,452	448,728	(11,276)
	Barclays Bank PLC
		British Pound	Buy	12/16/20	91,916	94,916	(3,000)
		Euro	Sell	12/16/20	3,011,463	3,047,616	36,153
		Japanese Yen	Buy	11/18/20	1,152,008	1,153,051	(1,043)
		New Zealand Dollar	Buy	10/21/20	693,900	686,008	7,892
		Swedish Krona	Sell	12/16/20	1,261,603	1,293,887	32,284
	Citibank, N.A.
		British Pound	Sell	12/16/20	1,496,092	1,544,629	48,537
		Canadian Dollar	Sell	10/21/20	21,255	18,266	(2,989)
		Chilean Peso	Buy	10/21/20	749,830	769,358	(19,528)
		Euro	Sell	12/16/20	1,317,001	1,312,733	(4,268)
		Japanese Yen	Buy	11/18/20	934,980	935,611	(631)
		New Zealand Dollar	Sell	10/21/20	666,114	658,811	(7,303)
		Swedish Krona	Sell	12/16/20	844,648	866,034	21,386
		Swiss Franc	Buy	12/16/20	766,724	775,573	(8,849)
	Credit Suisse International
		Australian Dollar	Sell	10/21/20	4,942	4,787	(155)
		British Pound	Sell	12/16/20	91,400	97,094	5,694
		Canadian Dollar	Sell	10/21/20	934,382	915,473	(18,909)
		Euro	Sell	12/16/20	580,519	587,416	6,897
		New Zealand Dollar	Buy	10/21/20	189,929	189,759	170
	Goldman Sachs International
		Australian Dollar	Sell	10/21/20	441,730	420,239	(21,491)
		British Pound	Buy	12/16/20	403,683	417,220	(13,537)
		Canadian Dollar	Buy	10/21/20	1,392,148	1,366,302	25,846
		Czech Koruna	Buy	12/16/20	31,429	32,129	(700)
		Euro	Sell	12/16/20	623,033	629,607	6,574
		Japanese Yen	Sell	11/18/20	99,693	99,706	13
		New Zealand Dollar	Sell	10/21/20	696,877	689,394	(7,483)
		Norwegian Krone	Buy	12/16/20	207,180	197,606	9,574
		Swedish Krona	Buy	12/16/20	1,681,082	1,714,693	(33,611)
		Swiss Franc	Buy	12/16/20	984,357	995,718	(11,361)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/21/20	1,255,209	1,212,281	42,928
		British Pound	Sell	12/16/20	72,165	74,485	2,320
		Canadian Dollar	Buy	10/21/20	597,911	603,799	(5,888)
		Euro	Buy	12/16/20	346,338	345,814	524
		Hong Kong Dollar	Sell	11/18/20	1,276,431	1,276,299	(132)
		Japanese Yen	Buy	11/18/20	1,462,618	1,461,475	1,143
		New Zealand Dollar	Sell	10/21/20	670,679	666,100	(4,579)
		Norwegian Krone	Sell	12/16/20	29,907	31,947	2,040
		Swedish Krona	Sell	12/16/20	2,492	2,573	81
		Swiss Franc	Sell	12/16/20	186,511	186,058	(453)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	10/21/20	391,089	378,526	(12,563)
		British Pound	Buy	12/16/20	384,189	383,410	779
		Canadian Dollar	Sell	10/21/20	1,040,506	1,009,619	(30,887)
		Euro	Buy	12/16/20	5,054,142	5,118,160	(64,018)
		Japanese Yen	Sell	11/18/20	133,488	128,730	(4,758)
		New Zealand Dollar	Buy	10/21/20	1,654	1,636	18
		Norwegian Krone	Sell	12/16/20	363,865	379,006	15,141
		Swedish Krona	Sell	12/16/20	268,768	268,158	(610)
		Swiss Franc	Buy	12/16/20	1,642,698	1,661,858	(19,160)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/21/20	481,340	488,992	(7,652)
		British Pound	Buy	12/16/20	369,601	354,629	14,972
		Canadian Dollar	Buy	10/21/20	541,733	539,327	2,406
		Euro	Buy	12/16/20	948,819	960,570	(11,751)
		Japanese Yen	Buy	11/18/20	385,078	382,954	2,124
		New Zealand Dollar	Buy	10/21/20	380,722	379,344	1,378
		Norwegian Krone	Buy	12/16/20	182,506	191,226	(8,720)
		Swedish Krona	Sell	12/16/20	174,395	169,529	(4,866)
		Swiss Franc	Buy	12/16/20	163,986	165,879	(1,893)
	NatWest Markets PLC
		Australian Dollar	Sell	10/21/20	562,280	569,699	7,419
		British Pound	Buy	12/16/20	789,292	807,195	(17,903)
		Canadian Dollar	Buy	10/21/20	320,097	314,977	5,120
		Euro	Sell	12/16/20	1,820,948	1,845,437	24,489
		Japanese Yen	Buy	11/18/20	191,034	189,779	1,255
		New Zealand Dollar	Sell	10/21/20	126,753	141,009	14,256
		Swedish Krona	Sell	12/16/20	624,140	638,728	14,588
		Swiss Franc	Buy	12/16/20	188,799	189,237	(438)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/21/20	1,225,555	1,237,775	12,220
		British Pound	Sell	12/16/20	2,519,692	2,644,890	125,198
		Canadian Dollar	Sell	10/21/20	372,071	281,077	(90,994)
		Euro	Sell	12/16/20	6,729,578	6,817,522	87,944
		Hong Kong Dollar	Sell	11/18/20	3,254,911	3,254,589	(322)
		Japanese Yen	Sell	11/18/20	804,927	805,160	233
		New Zealand Dollar	Sell	10/21/20	1,719,963	1,743,934	23,971
		Norwegian Krone	Sell	12/16/20	579,935	564,227	(15,708)
		Swedish Krona	Sell	12/16/20	662,050	681,708	19,658
		Swiss Franc	Buy	12/16/20	1,139,314	1,158,000	(18,686)
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/21/20	581,476	560,443	21,033
		British Pound	Sell	12/16/20	104,568	107,962	3,394
		Canadian Dollar	Sell	10/21/20	1,554,149	1,522,065	(32,084)
		Euro	Sell	12/16/20	1,594,048	1,614,503	20,455
		Hong Kong Dollar	Sell	11/18/20	119,915	119,908	(7)
		New Zealand Dollar	Buy	10/21/20	11,180	10,192	988
		Swedish Krona	Buy	12/16/20	17,044	18,526	(1,482)
		Swiss Franc	Buy	12/16/20	1,345,517	1,361,199	(15,682)
	UBS AG
		Australian Dollar	Sell	10/21/20	1,145,618	1,111,840	(33,778)
		Australian Dollar	Sell	3/15/21	972,220	979,116	6,896
		British Pound	Sell	12/16/20	760,633	785,498	24,865
		Canadian Dollar	Buy	10/21/20	795,964	791,038	4,926
		Euro	Sell	12/16/20	233,124	236,393	3,269
		Hong Kong Dollar	Sell	11/18/20	1,367,035	1,366,919	(116)
		Japanese Yen	Buy	11/18/20	2,156,006	2,153,499	2,507
		Mexican Peso	Sell	10/21/20	283,463	285,146	1,683
		New Zealand Dollar	Buy	10/21/20	1,904,139	1,881,654	22,485
		Norwegian Krone	Sell	12/16/20	762,012	798,109	36,097
		Swedish Krona	Buy	12/16/20	810,483	831,513	(21,030)
	WestPac Banking Corp.
		Australian Dollar	Buy	10/21/20	27,075	2,482	24,593
		British Pound	Sell	12/16/20	270,843	296,066	25,223
		Canadian Dollar	Sell	10/21/20	451,306	423,665	(27,641)
		Euro	Sell	12/16/20	680,345	688,304	7,959
		Japanese Yen	Sell	11/18/20	250,884	250,925	41
		New Zealand Dollar	Sell	10/21/20	203,890	201,431	(2,459)

	Unrealized appreciation						854,569

	Unrealized (depreciation)						(663,328)

	Total						$191,241
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bund 10 yr (Short)	26	$5,320,015	$5,320,014	Dec-20	$(52,487)
U.S. Treasury Bond Ultra 30 yr (Short)	7	1,552,688	1,552,688	Dec-20	2,500
U.S. Treasury Note 2 yr (Short)	494	109,154,703	109,154,703	Dec-20	(58,518)
U.S. Treasury Note 5 yr (Short)	61	7,687,906	7,687,906	Dec-20	(12,528)

Unrealized appreciation					2,500

Unrealized (depreciation)					(123,533)

Total					$(121,033)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/20 (premiums $5,397,558) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00		$15,045,100	$18,806
0.60/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.60		15,045,100	20,762
Barclays Bank PLC
(0.359)/3 month USD-LIBOR-BBA/Oct-25	Oct-20/0.359		55,220,300	66,817
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		4,996,000	1,499
(0.705)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.705		3,713,800	16,081
1.241/3 month USD-LIBOR-BBA/Oct-50	Oct-20/1.241		4,739,200	26,776
(0.523)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.523		9,001,800	36,187
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		2,578,300	128,013
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		2,578,300	230,809
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		4,996,000	522,831
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		14,950,100	2,841
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	55,759
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	223,968
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$2,897,700	637
0.8225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.8225		3,761,300	3,084
0.7225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.7225		3,761,300	12,676
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		2,897,700	30,020
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	37,021
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$1,407,300	56,433
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,242,700	57,144
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,242,700	76,588
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,407,300	88,505
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83		19,984,100	124,301
(0.71827)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.71827		39,514,300	138,695
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		12,471,600	208,775
(0.7075)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.7075		37,923,800	376,963
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	606,835
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		$6,407,200	6
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	12,288
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	12,629
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	39,920
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	187,853
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	191,296
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	197,232
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		2,490,200	822,538
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		2,490,200	994,088
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		2,490,200	1,009,701
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		202,900	25,716
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		5,263,000	34,210
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		405,900	60,227
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		2,990,900	98,849
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		2,990,900	285,603

Total				$7,140,982

WRITTEN OPTIONS OUTSTANDING at 9/30/20 (premiums $691,608) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Oct-20/$1.24	$6,140,648	EUR	5,237,450	$350
EUR/USD (Call)	Jan-21/1.26	6,140,648	EUR	5,237,450	11,422
EUR/USD (Call)	Feb-21/1.27	9,170,048	EUR	7,821,270	17,350
GBP/USD (Put)	Dec-20/1.20	4,520,419	GBP	3,503,250	18,082
USD/JPY (Put)	Nov-20/JPY 100.00	4,476,575		$4,476,575	7,001
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	9,797,461	EUR	8,356,400	8,524
EUR/SEK (Put)	Mar-21/SEK 9.90	2,831,664	EUR	2,415,168	5,706
Goldman Sachs International
USD/CNH (Put)	Mar-21/CNH 6.60	7,630,100		$7,630,100	25,225
USD/JPY (Put)	Nov-20/JPY 100.00	4,476,575		4,476,575	7,001
USD/MXN (Put)	Nov-20/MXN 20.00	4,578,100		4,578,100	9,623
HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/$0.80	5,980,186	AUD	8,349,300	11,309
EUR/USD (Call)	Mar-21/1.25	5,034,071	EUR	4,293,634	21,022
NZD/USD (Call)	Mar-21/0.73	3,761,089	NZD	5,685,268	14,582
USD/KRW (Put)	Mar-21/KRW 1085.00	3,772,168		$3,772,168	11,007
USD/SGD (Put)	Mar-21/SGD 1.31	2,829,134		2,829,134	7,463
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Nov-20/$103.19	46,000,000		46,000,000	124,706
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Nov-20/103.06	34,000,000		34,000,000	77,044
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Nov-20/104.70	42,000,000		42,000,000	113,484
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Oct-20/104.98	4,000,000		4,000,000	4,776
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-20/105.56	3,000,000		3,000,000	23,904
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-20/104.70	7,000,000		7,000,000	9,289
Morgan Stanley & Co. International PLC
EUR/USD (Call)	Oct-20/1.21	6,140,648	EUR	5,237,450	3,605
EUR/USD (Call)	Mar-21/1.27	6,113,365	EUR	5,214,180	13,621
USD/MXN (Put)	Mar-21/MXN 19.75	2,514,800		$2,514,800	12,539
UBS AG
EUR/USD (Call)	Feb-21/$1.27	9,170,048	EUR	7,821,270	17,348

Total					$575,983

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	$(158,537)	$504,226
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(235,473)	476,710
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	229,237
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$2,832,600	(202,814)	69,342
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	39,337
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	9,549
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		1,955,900	(46,355)	5,946
(0.003)/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	81,219,900	(6,395)	(1,471)
0.003/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	81,219,900	(6,395)	(4,374)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		$1,955,900	(46,355)	(5,457)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,288,200	(29,145)	(5,655)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	(17,742)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	(35,298)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	(58,267)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	(64,496)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(117,737)	(86,780)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	(158,537)	(157,420)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,288,200	(605,680)	(202,531)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	94,985
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	(46,262)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$725,000	(93,344)	148,640
(0.688)/3 month USD-LIBOR-BBA/Nov-30 (Purchased)	Nov-20/0.688		758,700	(13,884)	(7,223)
0.688/3 month USD-LIBOR-BBA/Nov-30 (Purchased)	Nov-20/0.688		758,700	(13,884)	(9,810)
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		5,360,500	(51,930)	(11,203)
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		5,360,500	(51,930)	(19,995)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(74,661)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	105,623
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	7,861
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	(4,638)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	(112,961)
Goldman Sachs International
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(99,880)	124,953
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	97,140
(0.344)/3 month USD-LIBOR-BBA/Oct-25 (Purchased)	Oct-20/0.344		7,427,700	(16,267)	(12,553)
0.344/3 month USD-LIBOR-BBA/Oct-25 (Purchased)	Oct-20/0.344		7,427,700	(16,267)	(14,633)
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13		3,233,400	(45,672)	(45,526)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(56,025)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(162,835)	(69,186)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	2,360,500	178,232	40,573
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	2,360,500	178,232	(40,711)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$9,328,700	(1,324,955)	1,359,098
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		2,984,300	(416,683)	903,586
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	328,998
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$725,000	(112,085)	159,855
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		1,078,500	(124,567)	156,533
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(69,846)	88,274
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	8,813
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	2,320
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(1,647)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(2,749)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(10,633)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(10,735)
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$9,328,700	(11,381)	(11,381)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		1,078,500	(124,567)	(57,527)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(77,793)	(63,017)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(125,674)	(82,304)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	(106,366)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	(398,434)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		9,328,700	102,336	69,965
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	23,693
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	18,284
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	15,723
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		9,328,700	933	933
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	(5,726)
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	(12,377)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	(13,208)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		9,328,700	359,901	(404,772)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		9,328,700	1,058,807	(901,992)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	402,809
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	138,910
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		4,033,600	(787,285)	10,044
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		4,033,600	(6,612)	(6,534)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	(88,160)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(97,846)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	228,398
(0.005)/6 month JPY-LIBOR-BBA/Nov-30 (Written)	Nov-20/0.005	JPY	79,868,000	4,651	3,892
0.005/6 month JPY-LIBOR-BBA/Nov-30 (Written)	Nov-20/0.005	JPY	79,868,000	4,651	1,908
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		$5,588,400	294,229	(443,943)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		2,817,200	(77,276)	130,211
1.175/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	43,243
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$955,300	(53,449)	10,623
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		3,184,300	(50,471)	10,094
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,960,900	(53,696)	716
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,388,300	(50,632)	549
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	(6,182)
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	(7,749)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$7,960,900	(53,696)	(13,693)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		3,184,300	(50,471)	(14,425)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		955,300	(53,449)	(17,339)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,388,300	(50,632)	(21,972)
(1.175)/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	(31,391)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$2,817,200	(206,008)	(121,506)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		5,986,600	177,837	174,450
1.01/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	1,613,800	113,713	49,422
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	8,923
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,910,600	50,774	7,107
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		1,910,600	50,774	420
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	(1,382)
(1.01)/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	1,613,800	113,713	(97,292)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		$5,986,600	47,858	(208,030)

Unrealized appreciation					6,311,916

Unrealized (depreciation)					(4,425,190)

Total					$1,886,726

TBA SALE COMMITMENTS OUTSTANDING at 9/30/20 (proceeds receivable $104,251,972) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.00%, 10/1/50	$4,000,000	10/14/20	$4,265,625
Uniform Mortgage-Backed Securities, 3.50%, 10/1/50	11,000,000	10/14/20	11,596,407
Uniform Mortgage-Backed Securities, 3.00%, 10/1/50	3,000,000	10/14/20	3,142,500
Uniform Mortgage-Backed Securities, 2.50%, 11/1/50	8,000,000	11/12/20	8,379,375
Uniform Mortgage-Backed Securities, 2.50%, 10/1/50	30,000,000	10/14/20	31,474,218
Uniform Mortgage-Backed Securities, 2.00%, 11/1/50	26,000,000	11/12/20	26,830,781
Uniform Mortgage-Backed Securities, 2.00%, 10/1/50	18,000,000	10/14/20	18,613,124

Total			$104,302,030

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,580,000	$878,053		$(54)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$897,795
		7,462,900	1,650,547		(164,749)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	1,560,074
		686,100	31,619	(E)	(4)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	31,615
		1,775,800	80,259	(E)	(10)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(80,269)
		1,343,300	231,391		(18)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(237,461)
		3,717,300	256,460	(E)	(752)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	255,708
		1,285,100	59,160	(E)	(220)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	58,940
		571,969	113,643		(8)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	114,569
		1,099,300	202,700		(16)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(203,819)
		2,315,300	94,443	(E)	(13)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	94,431
		3,398,600	139,356	(E)	(19)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	139,337
		1,061,300	431,933	(E)	(36)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(431,969)
		700,900	71,784	(E)	(16)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	71,768
		2,674,400	383,862	(E)	(38)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(383,900)
		1,684,700	110,417	(E)	(19)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	110,398
		140,900	41,899	(E)	(5)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(41,904)
		3,209,200	422,860		(45)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(440,927)
		726,700	89,222		(10)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(92,073)
		742,900	209,380	(E)	(25)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(209,405)
		3,162,000	92,609	(E)	(18)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(92,626)
		774,100	98,610	(E)	(11)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(98,620)
		1,032,500	200,404	(E)	(35)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(200,439)
		4,473,000	203,481		(42)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(205,459)
		4,473,000	202,376		(42)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(204,344)
		1,380,600	161,127	(E)	(47)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(161,174)
		2,462,300	139,164		31,864	3/18/25	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(108,498)
		985,000	97,279		2,200	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.73% — Semiannually	100,011
		118,200	23,881	(E)	(4)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(23,885)
		65,300	12,265	(E)	(2)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	12,263
		527,900	14,289	(E)	(18)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(14,307)
		831,400	28,533	(E)	(12)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	28,521
		24,211,500	103,068		(91)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(109,819)
		52,366,500	184,749	(E)	(197)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(184,946)
		2,990,500	32,205	(E)	(102)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(32,307)
		252,600	3,406	(E)	(9)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,397
		610,000	46,447	(E)	(21)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	46,426
		623,100	72,896	(E)	(21)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	72,875
		1,046,400	15,762	(E)	(15)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	15,747
		403,700	3,352	(E)	(5)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(3,356)
		228,700	4,926	(E)	(3)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(4,930)
		1,162,600	10,909	(E)	(16)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,892
		4,370,300	381,986		(11,696)	4/28/50	0.78% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	357,749
		1,228,000	103,803		(54,020)	8/3/50	3 month USD-LIBOR-BBA — Quarterly	0.794% — Semiannually	(155,700)
		7,960,900	39,287		(36,008)	8/10/25	3 month USD-LIBOR-BBA — Quarterly	0.439% — Semiannually	5,433
		3,825,200	23,146		19	5/19/30	0.62% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,693
		29,168,000	83,800		(4,655)	5/21/25	0.385% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(120,805)
		6,405,700	21,088		1,231	5/26/30	0.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,358
		4,867,900	21,662		(46)	8/10/25	3 month USD-LIBOR-BBA — Quarterly	0.429% — Semiannually	22,864
		1,709,900	8,703		(24)	8/12/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,863)
		202,300	2,089	(E)	(4)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	(2,093)
		161,800	3,127	(E)	(3)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	(3,130)
		2,772,900	6,006		3,294	8/25/25	0.3845% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,066)
		203,700	3,330	(E)	(4)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(3,334)
		16,701,400	18,372		(135)	6/30/25	3 month USD-LIBOR-BBA — Quarterly	0.352% — Semiannually	32,995
		16,744,600	7,049		(135)	7/1/25	3 month USD-LIBOR-BBA — Quarterly	0.338% — Semiannually	8,391
		45,200	983	(E)	(1)	7/3/40	3 month USD-LIBOR-BBA — Quarterly	1.177% — Semiannually	(984)
		7,724,800	11,881		(62)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(11,532)
		3,565,200	16,418		(47)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(13,735)
		4,193,100	330,848		2,019	7/3/50	0.815% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	329,045
		4,619,400	7,234		(44)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,001
		7,119,400	10,501	(E)	(40)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,461
		5,496,500	16,215		(44)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(16,148)
		3,713,800	12,397		25,205	9/30/30	0.739% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	12,754
		26,000	66	(E)	(1)	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	65
		26,103,000	15,140	(E)	(16,564)	12/16/22	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	(1,425)
		62,906,000	50,765	(E)	846	12/16/25	0.35% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	51,611
		7,026,600	1,946	(E)	(66)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,880
		24,811,000	69,148	(E)	(2,238)	12/16/30	3 month USD-LIBOR-BBA — Quarterly	0.70% — Semiannually	(71,387)
		227,500	61		(26)	9/11/30	3 month USD-LIBOR-BBA — Quarterly	0.70% — Semiannually	(30)
		12,783,400	729		(48)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	(901)
		707,000	6,014		1,779	9/30/40	3 month USD-LIBOR-BBA — Quarterly	1.00% — Semiannually	(4,220)
		8,838,000	94,293	(E)	(11,816)	12/16/50	3 month USD-LIBOR-BBA — Quarterly	1.08% — Semiannually	(106,109)
		1,509,100	2,019		(20)	9/30/30	3 month USD-LIBOR-BBA — Quarterly	0.6915% — Semiannually	(2,019)
	AUD	53,800	1,199	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(1,199)
	AUD	181,000	1,200	(E)	(2)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(1,202)
	AUD	67,200	114	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(114)
	AUD	104,900	844	(E)	(1)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	843
	AUD	391,500	9,972	(E)	(5)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	9,967
	AUD	8,571,000	81,108	(E)	(62)	4/29/30	6 month AUD-BBR-BBSW — Semiannually	1.4275% — Semiannually	81,046
	AUD	25,100	50	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(51)
	AUD	3,771,000	17,203		(21)	7/8/25	6 month AUD-BBR-BBSW — Semiannually	0.405% — Semiannually	18,345
	AUD	3,963,000	18,958	(E)	819	12/16/30	6 month AUD-BBR-BBSW — Semiannually	0.85% — Semiannually	19,777
	CAD	5,942,500	167,798		(42)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.638% — Semiannually	169,558
	CAD	5,942,500	166,393		(42)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.63% — Semiannually	168,139
	CAD	1,133,000	2,963	(E)	1,909	12/16/30	3 month CAD-BA-CDOR — Semiannually	1.05% — Semiannually	(1,054)
	CHF	2,639,000	22,139		(22)	8/9/24	0.8475% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(22,918)
	CHF	1,283,000	6,367		(10)	9/13/24	0.765% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(6,417)
	CHF	878,000	3,008	(E)	473	12/16/30	0.30% plus 6 month CHF-LIBOR-BBA — Semiannually	—	3,481
	CZK	76,657,000	333,582		(45)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(367,623)
	CZK	73,214,000	92,395		(26)	8/9/24	6 month CZK-PRIBOR — Semiannually	1.28% — Annually	96,712
	CZK	78,429,000	3,391		(26)	5/6/25	6 month CZK-PRIBOR — Semiannually	0.555% — Annually	(7,507)
	EUR	347,600	189,389	(E)	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(189,402)
	EUR	472,900	229,679		(18)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	234,404
	EUR	522,000	237,924		(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(242,256)
	EUR	528,600	230,516		(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(234,673)
	EUR	653,200	262,325		(25)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(266,616)
	EUR	636,800	313,900	(E)	(24)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	313,876
	EUR	679,000	256,441		(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(261,845)
	EUR	503,000	191,360	(E)	(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(191,379)
	EUR	458,800	149,154		(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(152,335)
	EUR	307,000	88,491		(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(90,378)
	EUR	1,018,300	176,966	(E)	(39)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(177,004)
	EUR	614,700	43,277	(E)	(23)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	43,254
	EUR	864,500	74,421		(32)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(76,383)
	EUR	3,959,000	8,935		(35)	10/11/24	—	0.4047% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	4,309
	EUR	3,365,700	724,049		(127)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	739,907
	EUR	4,616,000	127,226	(E)	(57)	1/27/30	6 month EUR-EURIBOR-REUTERS — Semiannually	0.352% — Annually	127,169
	EUR	401,600	17,703	(E)	(15)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(17,718)
	EUR	189,700	16,739	(E)	(7)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	16,731
	EUR	4,735,000	55,099	(E)	(57)	4/30/30	0.11475% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(55,157)
	EUR	1,164,500	156	(E)	(25)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	131
	EUR	2,312,000	36,844	(E)	(36)	6/3/32	6 month EUR-EURIBOR-REUTERS — Semiannually	0.024% — Annually	36,808
	EUR	781,000	28,206	(E)	(30)	6/3/52	0.10% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(28,235)
	EUR	550,400	2,709	(E)	(12)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,721)
	EUR	4,486,000	40,105	(E)	(71)	8/15/29	0.189% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	40,034
	EUR	2,604,000	20,336	(E)	4,183	12/16/30	—	0.15% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(16,154)
	GBP	5,368,000	95,282	(E)	(39)	1/10/24	6 month GBP-LIBOR-BBA — Semiannually	0.855% — Semiannually	95,243
	GBP	5,420,000	85,603	(E)	(49)	1/10/26	0.965% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(85,652)
	GBP	10,114,000	163,955	(E)	(74)	1/13/24	6 month GBP-LIBOR-BBA — Semiannually	0.795% — Semiannually	163,881
	GBP	10,269,000	151,123	(E)	(93)	1/15/26	0.926% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(151,216)
	GBP	720,000	41,148		(31)	7/16/50	6 month GBP-LIBOR-BBA — Semiannually	0.423% — Semiannually	(40,725)
	GBP	2,112,000	20,009		(35)	7/16/30	0.32% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	19,238
	GBP	2,112,000	19,741		(35)	7/16/30	0.321% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	18,966
	GBP	720,000	37,688		(31)	7/16/50	6 month GBP-LIBOR-BBA — Semiannually	0.436% — Semiannually	(37,240)
	GBP	13,000	69	(E)	(87)	12/16/30	Sterling Overnight Index Average — Annually	0.20% — Annually	(18)
	JPY	39,192,500	31,460	(E)	(11)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(31,472)
	JPY	49,066,800	11,712	(E)	(15)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	11,697
	NOK	49,767,000	236,838		(47)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(253,823)
	NOK	26,102,000	234,880		(41)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	244,339
	NOK	25,412,000	11,982		(21)	6/29/25	0.6925% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(13,350)
	NOK	12,290,000	3,558		(11)	7/10/25	0.655% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(4,203)
	NOK	12,290,000	3,521		(11)	7/13/25	0.655% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(4,139)
	NOK	8,207,000	3,536	(E)	2,563	12/16/30	6 month NOK-NIBOR-NIBR — Semiannually	0.95% — Annually	6,099
	NZD	2,610,000	8,599		(13)	5/15/25	0.215% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(9,298)
	NZD	1,318,000	9,491		(11)	5/15/30	3 month NZD-BBR-FRA — Quarterly	0.595% — Semiannually	11,069
	NZD	1,289,000	22,613		(11)	6/5/30	3 month NZD-BBR-FRA — Quarterly	0.76125% — Semiannually	24,492
	NZD	2,539,000	19,605		(13)	6/5/25	0.36% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(21,174)
	NZD	788,000	3,799	(E)	(3,394)	12/16/30	3 month NZD-BBR-FRA — Quarterly	0.60% — Semiannually	405
	SEK	12,766,000	1,857		(17)	3/3/30	0.286% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(4,146)
	SEK	63,476,000	12,715		(25)	3/3/22	3 month SEK-STIBOR-SIDE — Quarterly	0.06% — Annually	15,808
	SEK	2,188,000	356	(E)	150	12/16/30	3 month SEK-STIBOR-SIDE — Quarterly	0.30% — Annually	(203)

	Total				$(231,144)				$65,877
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$459,505	$458,251	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$(399)
80,046	79,827	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(69)
69,201	69,013	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(60)
379,604	379,711	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	894
6,163,269	6,193,954	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	44,588
746,242	744,588	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	32
87,111	87,062	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	151
240,470	243,672	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(3,838)
4,154,894	4,178,326	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(34,793)
62,858	62,784	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(794)
46,402	46,106	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	367
37,920	37,674	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(305)
84,096	83,621	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(855)
43,442	43,406	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	567
33,169	33,141	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	433
26,141	26,120	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	341
37,169	37,022	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	345
65,967	65,769	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	666
9,463	9,435	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	96
5,872	5,854	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	59
Citibank, N.A.
575,683	578,549	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	4,165
367,872	369,703	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,661
222,923	224,033	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,613
Credit Suisse International
241,782	242,986	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,749
112,663	112,570	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,469
59,068	59,020	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	770
80,267	80,172	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,014
70,472	71,010	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,592
46,336	46,391	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	695
41,711	41,662	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	527
33,493	33,454	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	423
30,223	30,259	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	454
23,191	23,219	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	348
181,456	182,737	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,151
74,339	74,864	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,700
59,198	58,863	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(602)
65,222	64,854	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(663)
60,415	60,365	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	788
Deutsche Bank AG
282,431	284,024	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,365)
Goldman Sachs International
12,709	12,781	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(106)
33,866	34,057	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(284)
74,305	74,724	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(622)
138,109	138,888	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,157)
165,710	166,645	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,388)
197,804	198,920	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,656)
270,980	272,508	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,269)
61,930	61,583	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(527)
95,606	95,719	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,435
76,327	76,416	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,145
46,848	46,904	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	703
58,847	58,778	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(744)
149,966	149,010	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,185
132,776	133,713	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,037
129,636	128,809	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,024
115,171	114,437	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	910
115,171	114,437	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	910
73,784	74,304	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,688
212,846	211,467	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,709)
86,584	86,095	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(880)
68,256	67,987	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	634
52,367	52,160	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	486
26,742	26,636	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	248
26,186	26,083	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	243
9,982	9,943	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	93
37,112	37,001	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	375
27,364	27,282	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	276
1,941	1,935	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	20
JPMorgan Chase Bank N.A.
177,467	176,318	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,425
45,312	45,019	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	364
27,986	27,805	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	225
86,584	86,095	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(880)
9,652,548	9,665,846	—	12/10/20	(0.22%) — At maturity	US Treasury Bond 02.25% 08/15/49 — At maturity	22,550
JPMorgan Securities LLC
218,178	217,998	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,845)
33,766	33,726	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(427)
318,532	318,907	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(4,780)
71,773	71,923	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,161
556,346	552,799	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,394)

Upfront premium received		—	Unrealized appreciation			112,795

Upfront premium (paid)		—	Unrealized (depreciation)			(69,411)

	Total	$—			Total	$43,384

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	1,558,000	$302,704	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$302,704
EUR	2,753,000	150,178	(98)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	150,079
EUR	5,511,000	112,783	(102)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	112,682
EUR	5,511,000	107,420	(102)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	107,319
EUR	1,558,000	123,474	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(123,474)
EUR	2,753,000	234,203	(130)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(234,333)
EUR	5,099,000	281,758	(60)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(281,818)
EUR	5,099,000	282,966	(60)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(283,026)
EUR	5,099,000	283,367	(60)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(283,427)
EUR	5,099,000	283,773	(60)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(283,833)
EUR	5,511,000	342,039	(196)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(342,235)
EUR	5,511,000	349,980	(196)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(350,176)
GBP	3,154,000	243,242	(67)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	243,174
GBP	3,493,000	90,536	(46)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	90,490
GBP	3,532,000	89,364	(83)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	89,280
GBP	2,460,000	88,854	(57)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	88,797
GBP	1,892,000	55,062	(44)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	55,018
GBP	1,747,000	44,765	(23)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	44,742
GBP	1,747,000	40,639	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	40,639
GBP	883,000	29,597	(21)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	29,576
GBP	949,000	385,777	(50)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(385,827)
	$10,134,000	406,677	(102)	3/11/25	(0.77%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	406,575
	2,534,000	147,727	(26)	3/18/25	(0.41%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	147,702
	3,132,000	116,348	(32)	4/30/25	(0.835%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	116,316
	3,132,000	113,620	(32)	5/1/25	(0.8525%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	113,588
	553,000	7,123	(20)	9/24/40	(1.922%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	7,103
	2,513,000	13,678	(25)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(13,704)
	2,513,000	23,265	(25)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(23,291)
	5,026,000	29,965	(51)	11/21/24	(1.71%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(30,016)
	3,132,000	156,550	(53)	5/1/30	1.3475% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(156,603)
	3,132,000	157,283	(53)	4/30/30	1.345% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(157,335)
	2,534,000	231,483	(43)	3/18/30	0.95% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(231,526)
	8,400,000	297,990	(141)	7/10/30	1.6625% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(298,131)
	8,400,000	358,848	(141)	6/30/30	1.586% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(358,989)
	10,134,000	698,395	(167)	3/11/30	1.165% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(698,563)

Total			$(2,366)				$(2,390,523)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$5,468	$80,000	$26,720	5/11/63	300 bp — Monthly	$(21,212)
	CMBX NA BBB-.6 Index	BB+/P	10,546	175,000	58,450	5/11/63	300 bp — Monthly	(47,816)
	CMBX NA BBB-.6 Index	BB+/P	21,545	349,000	116,566	5/11/63	300 bp — Monthly	(94,846)
	CMBX NA BBB-.6 Index	BB+/P	20,577	361,000	120,574	5/11/63	300 bp — Monthly	(99,817)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	5,202	41,000	5,248	5/11/63	200 bp — Monthly	(46)
	CMBX NA A.6 Index	A/P	13,160	112,000	14,336	5/11/63	200 bp — Monthly	(1,139)
	CMBX NA A.6 Index	A/P	17,444	113,000	14,464	5/11/63	200 bp — Monthly	3,018
	CMBX NA A.6 Index	A/P	19,263	115,000	14,720	5/11/63	200 bp — Monthly	4,581
	CMBX NA A.6 Index	A/P	25,713	170,000	21,760	5/11/63	200 bp — Monthly	4,009
	CMBX NA A.6 Index	A/P	27,889	201,000	25,728	5/11/63	200 bp — Monthly	2,228
	CMBX NA A.6 Index	A/P	42,096	238,000	30,464	5/11/63	200 bp — Monthly	11,712
	CMBX NA A.6 Index	A/P	95,428	574,000	73,472	5/11/63	200 bp — Monthly	22,147
	CMBX NA BB.11 Index	BB-/P	57,630	102,000	36,638	11/18/54	500 bp — Monthly	21,077
	CMBX NA BB.6 Index	B+/P	187,347	1,306,000	657,179	5/11/63	500 bp — Monthly	(468,744)
	CMBX NA BB.7 Index	B+/P	46,032	902,000	396,790	1/17/47	500 bp — Monthly	(350,006)
	CMBX NA BBB-.12 Index	BBB-/P	42,800	270,000	63,801	8/17/61	300 bp — Monthly	(20,866)
	CMBX NA BBB-.6 Index	BB+/P	3,825	58,000	19,372	5/11/63	300 bp — Monthly	(15,518)
	CMBX NA BBB-.6 Index	BB+/P	4,145	63,000	21,042	5/11/63	300 bp — Monthly	(16,865)
	CMBX NA BBB-.6 Index	BB+/P	10,756	158,000	52,772	5/11/63	300 bp — Monthly	(41,937)
	CMBX NA BBB-.6 Index	BB+/P	306,423	4,812,000	1,607,208	5/11/63	300 bp — Monthly	(1,298,379)
	Credit Suisse International
	CMBX NA BB.7 Index	B+/P	22,204	166,000	73,023	1/17/47	500 bp — Monthly	(50,681)
	CMBX NA BBB-.6 Index	BB+/P	8,950	81,000	27,054	5/11/63	300 bp — Monthly	(18,064)
	CMBX NA BBB-.6 Index	BB+/P	19,778	179,000	59,786	5/11/63	300 bp — Monthly	(39,918)
	CMBX NA BBB-.6 Index	BB+/P	683,295	7,272,000	2,428,848	5/11/63	300 bp — Monthly	(1,741,917)
	CMBX NA BBB-.7 Index	BBB-/P	34,676	528,000	134,957	1/17/47	300 bp — Monthly	(100,017)
	CMBX NA BBB-.7 Index	BBB-/P	101,337	1,371,000	350,428	1/17/47	300 bp — Monthly	(248,405)
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BB+/P	13,478	87,000	29,058	5/11/63	300 bp — Monthly	(15,537)
	CMBX NA A.6 Index	A/P	441	3,000	384	5/11/63	200 bp — Monthly	58
	CMBX NA A.6 Index	A/P	870	6,000	768	5/11/63	200 bp — Monthly	104
	CMBX NA A.6 Index	A/P	7,363	62,000	7,936	5/11/63	200 bp — Monthly	(553)
	CMBX NA BB.6 Index	B+/P	7,421	62,000	31,198	5/11/63	500 bp — Monthly	(23,726)
	CMBX NA BB.6 Index	B+/P	12,155	104,000	52,333	5/11/63	500 bp — Monthly	(40,091)
	CMBX NA BB.6 Index	B+/P	24,050	208,000	104,666	5/11/63	500 bp — Monthly	(80,442)
	CMBX NA BB.9 Index	BB-/P	21,836	54,000	24,100	9/17/58	500 bp — Monthly	(2,219)
	CMBX NA BBB-.6 Index	BB+/P	420	5,000	1,670	5/11/63	300 bp — Monthly	(1,247)
	CMBX NA BBB-.6 Index	BB+/P	1,607	12,000	4,008	5/11/63	300 bp — Monthly	(2,395)
	CMBX NA BBB-.6 Index	BB+/P	1,597	12,000	4,008	5/11/63	300 bp — Monthly	(2,405)
	CMBX NA BBB-.6 Index	BB+/P	1,947	22,000	7,348	5/11/63	300 bp — Monthly	(5,390)
	CMBX NA BBB-.6 Index	BB+/P	3,254	28,000	9,352	5/11/63	300 bp — Monthly	(6,084)
	CMBX NA BBB-.6 Index	BB+/P	2,849	36,000	12,024	5/11/63	300 bp — Monthly	(9,157)
	CMBX NA BBB-.6 Index	BB+/P	5,920	59,000	19,706	5/11/63	300 bp — Monthly	(13,757)
	CMBX NA BBB-.6 Index	BB+/P	6,209	59,000	19,706	5/11/63	300 bp — Monthly	(13,468)
	CMBX NA BBB-.6 Index	BB+/P	6,856	62,000	20,708	5/11/63	300 bp — Monthly	(13,821)
	CMBX NA BBB-.6 Index	BB+/P	5,978	69,000	23,046	5/11/63	300 bp — Monthly	(17,033)
	CMBX NA BBB-.6 Index	BB+/P	4,769	70,000	23,380	5/11/63	300 bp — Monthly	(18,576)
	CMBX NA BBB-.6 Index	BB+/P	8,842	79,000	26,386	5/11/63	300 bp — Monthly	(17,505)
	CMBX NA BBB-.6 Index	BB+/P	9,574	87,000	29,058	5/11/63	300 bp — Monthly	(19,440)
	CMBX NA BBB-.6 Index	BB+/P	8,117	94,000	31,396	5/11/63	300 bp — Monthly	(23,232)
	CMBX NA BBB-.6 Index	BB+/P	16,293	98,000	32,732	5/11/63	300 bp — Monthly	(16,390)
	CMBX NA BBB-.6 Index	BB+/P	8,608	102,000	34,068	5/11/63	300 bp — Monthly	(25,409)
	CMBX NA BBB-.6 Index	BB+/P	13,886	102,000	34,068	5/11/63	300 bp — Monthly	(20,131)
	CMBX NA BBB-.6 Index	BB+/P	5,606	111,000	37,074	5/11/63	300 bp — Monthly	(31,412)
	CMBX NA BBB-.6 Index	BB+/P	16,916	113,000	37,742	5/11/63	300 bp — Monthly	(20,770)
	CMBX NA BBB-.6 Index	BB+/P	16,910	115,000	38,410	5/11/63	300 bp — Monthly	(21,443)
	CMBX NA BBB-.6 Index	BB+/P	13,259	119,000	39,746	5/11/63	300 bp — Monthly	(26,427)
	CMBX NA BBB-.6 Index	BB+/P	13,360	123,000	41,082	5/11/63	300 bp — Monthly	(27,660)
	CMBX NA BBB-.6 Index	BB+/P	13,309	123,000	41,082	5/11/63	300 bp — Monthly	(27,712)
	CMBX NA BBB-.6 Index	BB+/P	10,717	127,000	42,418	5/11/63	300 bp — Monthly	(31,637)
	CMBX NA BBB-.6 Index	BB+/P	10,857	131,000	43,754	5/11/63	300 bp — Monthly	(32,832)
	CMBX NA BBB-.6 Index	BB+/P	13,452	134,000	44,756	5/11/63	300 bp — Monthly	(31,237)
	CMBX NA BBB-.6 Index	BB+/P	6,776	139,000	46,426	5/11/63	300 bp — Monthly	(39,580)
	CMBX NA BBB-.6 Index	BB+/P	15,957	143,000	47,762	5/11/63	300 bp — Monthly	(31,734)
	CMBX NA BBB-.6 Index	BB+/P	15,957	143,000	47,762	5/11/63	300 bp — Monthly	(31,734)
	CMBX NA BBB-.6 Index	BB+/P	21,242	153,000	51,102	5/11/63	300 bp — Monthly	(29,784)
	CMBX NA BBB-.6 Index	BB+/P	17,887	160,000	53,440	5/11/63	300 bp — Monthly	(35,473)
	CMBX NA BBB-.6 Index	BB+/P	8,601	166,000	55,444	5/11/63	300 bp — Monthly	(46,760)
	CMBX NA BBB-.6 Index	BB+/P	25,922	172,000	57,448	5/11/63	300 bp — Monthly	(31,440)
	CMBX NA BBB-.6 Index	BB+/P	9,024	173,000	57,782	5/11/63	300 bp — Monthly	(48,672)
	CMBX NA BBB-.6 Index	BB+/P	20,787	192,000	64,128	5/11/63	300 bp — Monthly	(43,245)
	CMBX NA BBB-.6 Index	BB+/P	23,498	193,000	64,462	5/11/63	300 bp — Monthly	(40,867)
	CMBX NA BBB-.6 Index	BB+/P	10,604	207,000	69,138	5/11/63	300 bp — Monthly	(58,430)
	CMBX NA BBB-.6 Index	BB+/P	31,126	222,000	74,148	5/11/63	300 bp — Monthly	(42,911)
	CMBX NA BBB-.6 Index	BB+/P	11,031	228,000	76,152	5/11/63	300 bp — Monthly	(65,007)
	CMBX NA BBB-.6 Index	BB+/P	11,359	229,000	76,486	5/11/63	300 bp — Monthly	(65,013)
	CMBX NA BBB-.6 Index	BB+/P	30,867	280,000	93,520	5/11/63	300 bp — Monthly	(62,513)
	CMBX NA BBB-.6 Index	BB+/P	32,901	315,000	105,210	5/11/63	300 bp — Monthly	(72,151)
	CMBX NA BBB-.7 Index	BBB-/P	165,569	2,240,000	572,544	1/17/47	300 bp — Monthly	(405,855)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	8,960	64,000	8,192	5/11/63	200 bp — Monthly	789
	CMBX NA BB.10 Index	BB-/P	17,412	217,000	98,149	5/11/63	500 bp — Monthly	(80,557)
	CMBX NA BB.6 Index	B+/P	295,495	574,000	288,837	5/11/63	500 bp — Monthly	7,136
	CMBX NA BBB-.13 Index	BBB-/P	10,872	54,000	10,773	12/16/72	300 bp — Monthly	99
	CMBX NA BBB-.13 Index	BBB-/P	20,014	100,000	19,950	12/16/72	300 bp — Monthly	89
	CMBX NA BBB-.6 Index	BB+/P	2,405,121	7,523,000	2,512,682	5/11/63	300 bp — Monthly	(103,800)
	Merrill Lynch International
	CMBX NA BB.6 Index	B+/P	14,648	131,000	65,919	5/11/63	500 bp — Monthly	(51,162)
	CMBX NA BBB-.6 Index	BB+/P	144	2,000	668	5/11/63	300 bp — Monthly	(523)
	CMBX NA BBB-.6 Index	BB+/P	643	10,000	3,340	5/11/63	300 bp — Monthly	(2,692)
	CMBX NA BBB-.6 Index	BB+/P	2,025	23,000	7,682	5/11/63	300 bp — Monthly	(5,645)
	CMBX NA BBB-.6 Index	BB+/P	10,586	117,000	39,078	5/11/63	300 bp — Monthly	(28,434)
	CMBX NA BBB-.6 Index	BB+/P	10,221	134,000	44,756	5/11/63	300 bp — Monthly	(34,468)
	CMBX NA BBB-.6 Index	BB+/P	126,525	1,417,000	473,278	5/11/63	300 bp — Monthly	(346,045)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	(46)	6,000	768	5/11/63	200 bp — Monthly	(812)
	CMBX NA A.6 Index	A/P	16,719	107,000	13,696	5/11/63	200 bp — Monthly	3,058
	CMBX NA A.6 Index	A/P	43,245	279,000	35,712	5/11/63	200 bp — Monthly	7,626
	CMBX NA BB.6 Index	B+/P	7,658	63,000	31,702	5/11/63	500 bp — Monthly	(23,991)
	CMBX NA BB.6 Index	B+/P	35,608	145,000	72,964	5/11/63	500 bp — Monthly	(37,235)
	CMBX NA BB.6 Index	B+/P	71,706	291,000	146,431	5/11/63	500 bp — Monthly	(74,483)
	CMBX NA BB.9 Index	BB-/P	1,602	4,000	1,785	9/17/58	500 bp — Monthly	(180)
	CMBX NA BBB-.13 Index	BBB-/P	4,672	23,000	4,589	12/16/72	300 bp — Monthly	87
	CMBX NA BBB-.13 Index	BBB-/P	57,326	291,000	58,055	12/16/72	300 bp — Monthly	(680)
	CMBX NA BBB-.6 Index	BB+/P	7,485	114,000	38,076	5/11/63	300 bp — Monthly	(30,534)
	CMBX NA BBB-.6 Index	BB+/P	7,592	115,000	38,410	5/11/63	300 bp — Monthly	(30,760)
	CMBX NA BBB-.6 Index	BB+/P	120,750	350,000	116,900	5/11/63	300 bp — Monthly	4,025
	CMBX NA BBB-.6 Index	BB+/P	519,926	7,848,000	2,621,232	5/11/63	300 bp — Monthly	(2,097,378)

Upfront premium received			6,418,318		Unrealized appreciation			91,843

Upfront premium (paid)			(46)		Unrealized (depreciation)			(9,415,879)

	Total		$6,418,272				Total	$(9,324,036)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(10,541)	$101,000	$45,682	11/17/59	(500 bp) — Monthly	$35,057
	CMBX NA BB.10 Index	(9,210)	84,000	37,993	11/17/59	(500 bp) — Monthly	28,713
	CMBX NA BB.11 Index	(39,386)	304,000	109,197	11/18/54	(500 bp) — Monthly	69,557
	CMBX NA BB.11 Index	(7,726)	107,000	38,434	11/18/54	(500 bp) — Monthly	30,619
	CMBX NA BB.11 Index	(9,803)	104,000	37,357	11/18/54	(500 bp) — Monthly	27,467
	CMBX NA BB.11 Index	(3,316)	65,000	23,348	11/18/54	(500 bp) — Monthly	19,978
	CMBX NA BB.11 Index	(3,372)	65,000	23,348	11/18/54	(500 bp) — Monthly	19,922
	CMBX NA BB.11 Index	(3,231)	47,000	16,882	11/18/54	(500 bp) — Monthly	13,612
	CMBX NA BB.8 Index	(6,208)	50,000	25,075	10/17/57	(500 bp) — Monthly	18,825
	CMBX NA BB.9 Index	(70,706)	685,000	305,716	9/17/58	(500 bp) — Monthly	234,439
	CMBX NA BB.9 Index	(13,872)	215,000	95,955	9/17/58	(500 bp) — Monthly	81,904
	CMBX NA BB.9 Index	(6,129)	95,000	42,399	9/17/58	(500 bp) — Monthly	36,190
	CMBX NA BB.9 Index	(2,630)	67,000	29,902	9/17/58	(500 bp) — Monthly	27,216
	CMBX NA BB.9 Index	(1,668)	46,000	20,530	9/17/58	(500 bp) — Monthly	18,824
	CMBX NA BB.9 Index	(1,854)	46,000	20,530	9/17/58	(500 bp) — Monthly	18,637
	CMBX NA BBB-.10 Index	(10,089)	41,000	10,057	11/17/59	(300 bp) — Monthly	(31)
	CMBX NA BBB-.12 Index	(5,913)	29,000	6,853	8/17/61	(300 bp) — Monthly	925
	CMBX NA BBB-.12 Index	(2,243)	11,000	2,599	8/17/61	(300 bp) — Monthly	351
	CMBX NA BBB-.10 Index	(40,220)	135,000	33,116	11/17/59	(300 bp) — Monthly	(7,172)
	CMBX NA BBB-.11 Index	(50,251)	157,000	35,529	11/18/54	(300 bp) — Monthly	(14,801)
	CMBX NA BBB-.11 Index	(46,253)	141,000	31,908	11/18/54	(300 bp) — Monthly	(14,415)
	CMBX NA BBB-.11 Index	(35,259)	110,000	24,893	11/18/54	(300 bp) — Monthly	(10,421)
	CMBX NA BBB-.11 Index	(23,199)	71,000	16,067	11/18/54	(300 bp) — Monthly	(7,167)
	CMBX NA BBB-.11 Index	(8,389)	57,000	12,899	11/18/54	(300 bp) — Monthly	4,481
	CMBX NA BBB-.11 Index	(8,389)	57,000	12,899	11/18/54	(300 bp) — Monthly	4,481
	CMBX NA BBB-.11 Index	(14,716)	45,000	10,184	11/18/54	(300 bp) — Monthly	(4,555)
	CMBX NA BBB-.12 Index	(73,512)	220,000	51,986	8/17/61	(300 bp) — Monthly	(21,636)
	CMBX NA BBB-.12 Index	(72,425)	212,000	50,096	8/17/61	(300 bp) — Monthly	(22,435)
	CMBX NA BBB-.12 Index	(57,647)	164,000	38,753	8/17/61	(300 bp) — Monthly	(18,976)
	CMBX NA BBB-.12 Index	(57,796)	164,000	38,753	8/17/61	(300 bp) — Monthly	(19,125)
	CMBX NA BBB-.12 Index	(54,225)	156,000	36,863	8/17/61	(300 bp) — Monthly	(17,440)
	CMBX NA BBB-.12 Index	(36,742)	110,000	25,993	8/17/61	(300 bp) — Monthly	(10,804)
	CMBX NA BBB-.9 Index	(25,079)	106,000	27,899	9/17/58	(300 bp) — Monthly	2,768
	Credit Suisse International
	CMBX NA BB.10 Index	(24,973)	210,000	94,983	11/17/59	(500 bp) — Monthly	69,835
	CMBX NA BB.10 Index	(28,019)	210,000	94,983	11/17/59	(500 bp) — Monthly	66,789
	CMBX NA BB.10 Index	(13,797)	111,000	50,205	11/17/59	(500 bp) — Monthly	36,316
	CMBX NA BB.7 Index	(14,579)	826,000	415,643	5/11/63	(500 bp) — Monthly	400,376
	CMBX NA BB.7 Index	(46,385)	282,000	124,052	1/17/47	(500 bp) — Monthly	77,432
	CMBX NA BB.7 Index	(25,825)	140,000	61,586	1/17/47	(500 bp) — Monthly	35,644
	CMBX NA BB.9 Index	(77,792)	776,000	346,329	9/17/58	(500 bp) — Monthly	267,891
	Goldman Sachs International
	CMBX NA BB.6 Index	(29,155)	285,000	143,412	5/11/63	(500 bp) — Monthly	114,019
	CMBX NA BB.7 Index	(27,088)	179,000	78,742	1/17/47	(500 bp) — Monthly	51,505
	CMBX NA BB.12 Index	(16,111)	44,000	14,934	8/17/61	(500 bp) — Monthly	(1,214)
	CMBX NA BB.6 Index	(36,089)	247,000	124,290	5/11/63	(500 bp) — Monthly	87,996
	CMBX NA BB.7 Index	(38,548)	228,000	100,297	1/17/47	(500 bp) — Monthly	61,559
	CMBX NA BB.7 Index	(35,390)	216,000	95,018	1/17/47	(500 bp) — Monthly	59,448
	CMBX NA BB.7 Index	(26,396)	130,000	57,187	1/17/47	(500 bp) — Monthly	30,682
	CMBX NA BB.7 Index	(6,572)	36,000	15,836	1/17/47	(500 bp) — Monthly	9,234
	CMBX NA BB.8 Index	(1,813)	16,000	8,024	10/17/57	(500 bp) — Monthly	6,198
	CMBX NA BB.9 Index	(2,097)	54,000	24,100	9/17/58	(500 bp) — Monthly	21,958
	CMBX NA BB.9 Index	(3,025)	19,000	8,480	9/17/58	(500 bp) — Monthly	5,439
	CMBX NA BB.9 Index	(1,438)	9,000	4,017	9/17/58	(500 bp) — Monthly	2,572
	CMBX NA BB.9 Index	(1,264)	8,000	3,570	9/17/58	(500 bp) — Monthly	2,300
	CMBX NA BBB-.11 Index	(2,803)	18,000	4,073	11/18/54	(300 bp) — Monthly	1,262
	CMBX NA BBB-.12 Index	(38,838)	115,000	27,175	8/17/61	(300 bp) — Monthly	(11,721)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(243,788)	447,000	160,562	11/18/54	(500 bp) — Monthly	(83,598)
	CMBX NA BB.12 Index	(134,558)	245,000	83,153	8/17/61	(500 bp) — Monthly	(51,609)
	CMBX NA BB.17 Index	(201,248)	411,000	180,799	1/17/47	(500 bp) — Monthly	(20,792)
	CMBX NA BB.9 Index	(14,826)	30,000	13,389	9/17/58	(500 bp) — Monthly	(1,462)
	CMBX NA BBB-.12 Index	(5,505)	27,000	6,380	8/17/61	(300 bp) — Monthly	862
	CMBX NA BBB-.10 Index	(18,029)	64,000	15,699	11/17/59	(300 bp) — Monthly	(2,362)
	CMBX NA BBB-.10 Index	(13,109)	44,000	10,793	11/17/59	(300 bp) — Monthly	(2,337)
	CMBX NA BBB-.11 Index	(42,431)	135,000	30,551	11/18/54	(300 bp) — Monthly	(11,948)
	CMBX NA BBB-.11 Index	(43,522)	135,000	30,551	11/18/54	(300 bp) — Monthly	(13,039)
	CMBX NA BBB-.11 Index	(21,029)	67,000	15,162	11/18/54	(300 bp) — Monthly	(5,900)
	CMBX NA BBB-.11 Index	(21,058)	67,000	15,162	11/18/54	(300 bp) — Monthly	(5,930)
	CMBX NA BBB-.12 Index	(25,494)	73,000	17,250	8/17/61	(300 bp) — Monthly	(8,281)
	CMBX NA BBB-.12 Index	(15,927)	48,000	11,342	8/17/61	(300 bp) — Monthly	(4,608)
	CMBX NA BBB-.7 Index	(499,810)	2,129,000	544,172	1/17/47	(300 bp) — Monthly	43,298
	Merrill Lynch International
	CMBX NA BB.10 Index	(11,494)	202,000	91,365	11/17/59	(500 bp) — Monthly	79,703
	CMBX NA BB.11 Index	(94,399)	191,000	68,607	11/18/54	(500 bp) — Monthly	(25,951)
	CMBX NA BB.9 Index	(15,037)	386,000	172,272	9/17/58	(500 bp) — Monthly	156,913
	CMBX NA BBB-.10 Index	(11,267)	52,000	12,756	11/17/59	(300 bp) — Monthly	1,463
	CMBX NA BBB-.7 Index	(20,241)	247,000	63,133	1/17/47	(300 bp) — Monthly	42,769
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(5,502)	54,000	13,802	1/17/47	(300 bp) — Monthly	8,273
	CMBX NA BB.10 Index	(10,593)	101,000	45,682	11/17/59	(500 bp) — Monthly	35,006
	CMBX NA BB.11 Index	(2,478)	26,000	9,339	11/18/54	(500 bp) — Monthly	6,840
	CMBX NA BB.12 Index	(6,021)	114,000	38,692	8/17/61	(500 bp) — Monthly	32,576
	CMBX NA BB.12 Index	(6,864)	96,000	32,582	8/17/61	(500 bp) — Monthly	25,639
	CMBX NA BB.12 Index	(4,892)	67,000	22,740	8/17/61	(500 bp) — Monthly	17,792
	CMBX NA BB.12 Index	(34,200)	57,000	19,346	8/17/61	(500 bp) — Monthly	(14,902)
	CMBX NA BB.12 Index	(3,175)	45,000	15,273	8/17/61	(500 bp) — Monthly	12,061
	CMBX NA BB.12 Index	(1,797)	22,000	7,467	9/17/58	(500 bp) — Monthly	5,652
	CMBX NA BB.7 Index	(32,981)	164,000	72,144	1/17/47	(500 bp) — Monthly	39,026
	CMBX NA BB.7 Index	(13,305)	69,000	30,353	1/17/47	(500 bp) — Monthly	16,990
	CMBX NA BB.7 Index	(404)	2,000	880	1/17/47	(500 bp) — Monthly	474
	CMBX NA BB.9 Index	(4,057)	115,000	51,325	9/17/58	(500 bp) — Monthly	47,172
	CMBX NA BB.9 Index	(1,916)	49,000	21,869	9/17/58	(500 bp) — Monthly	19,912
	CMBX NA BB.9 Index	(2,565)	17,000	7,587	9/17/58	(500 bp) — Monthly	5,008
	CMBX NA BB.9 Index	(694)	14,000	6,248	9/17/58	(500 bp) — Monthly	5,543
	CMBX NA BB.9 Index	(1,641)	12,000	5,356	9/17/58	(500 bp) — Monthly	3,705
	CMBX NA BB.9 Index	(1,464)	11,000	4,909	9/17/58	(500 bp) — Monthly	3,436
	CMBX NA BB.9 Index	(1,223)	9,000	4,017	9/17/58	(500 bp) — Monthly	2,787
	CMBX NA BB.9 Index	(908)	6,000	2,678	9/17/58	(500 bp) — Monthly	1,765
	CMBX NA BB.9 Index	(908)	6,000	2,678	9/17/58	(500 bp) — Monthly	1,765
	CMBX NA BBB-.12 Index	(23,403)	103,000	24,339	8/17/61	(300 bp) — Monthly	884
	CMBX NA BBB-.12 Index	(8,695)	42,000	9,925	8/17/61	(300 bp) — Monthly	1,208
	CMBX NA BBB-.11 Index	(48,331)	151,000	34,171	11/18/54	(300 bp) — Monthly	(14,235)
	CMBX NA BBB-.11 Index	(48,331)	151,000	34,171	11/18/54	(300 bp) — Monthly	(14,235)
	CMBX NA BBB-.11 Index	(43,274)	137,000	31,003	11/18/54	(300 bp) — Monthly	(12,340)
	CMBX NA BBB-.11 Index	(42,727)	135,000	30,551	11/18/54	(300 bp) — Monthly	(12,244)
	CMBX NA BBB-.11 Index	(15,582)	99,000	22,404	11/18/54	(300 bp) — Monthly	6,772
	CMBX NA BBB-.11 Index	(20,911)	67,000	15,162	11/18/54	(300 bp) — Monthly	(5,782)
	CMBX NA BBB-.12 Index	(22,267)	67,000	15,832	8/17/61	(300 bp) — Monthly	(6,468)
	CMBX NA BBB-.7 Index	(5,011)	79,000	20,192	1/17/47	(300 bp) — Monthly	15,133

	Upfront premium received	—			Unrealized appreciation		2,742,848

	Upfront premium (paid)	(3,178,888)			Unrealized (depreciation)		(499,936)

	Total	$(3,178,888)				Total	$2,242,912
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $180,444,382.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5,390, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/20
Short-term investments
	Putnam Short Term Investment Fund**	$37,952,196	$59,661,515	$68,116,485	$210,050	$29,497,226

	Total Short-term investments	$37,952,196	$59,661,515	$68,116,485	$210,050	$29,497,226
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $491,950.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $9,175,296.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,451,829.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $121,248,416 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $153,216 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $9,065,468 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $9,175,296 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$373	$—	$—
Consumer cyclicals	54,075	5,536	—
Energy	—	7	—
Health care	2,165	—	—
Utilities and power	—	11,406	—

Total common stocks	56,613	16,949	—
Asset-backed securities	—	4,147,370	—
Convertible bonds and notes	—	12,127,093	—
Corporate bonds and notes	—	36,534,985	179
Foreign government and agency bonds and notes	—	18,964,408	—
Mortgage-backed securities	—	66,953,455	—
Preferred stocks	—	174,291	—
Purchased options outstanding	—	1,127,357	—
Purchased swap options outstanding	—	8,001,436	—
Senior loans	—	3,455,830	—
U.S. government and agency mortgage obligations	—	166,771,704	—
U.S. treasury obligations	—	448,242	—
Short-term investments	30,957,226	13,816,926	—

Totals by level	$31,013,839	$332,540,046	$179
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$191,241	$—
Futures contracts	(121,033)	—	—
Written options outstanding	—	(575,983)	—
Written swap options outstanding	—	(7,140,982)	—
Forward premium swap option contracts	—	1,886,726	—
TBA sale commitments	—	(104,302,030)	—
Interest rate swap contracts	—	297,021	—
Total return swap contracts	—	(2,344,773)	—
Credit default contracts	—	(10,320,508)	—

Totals by level	$(121,033)	$(122,309,288)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$142,300,000
Purchased currency option contracts (contract amount)	$59,600,000
Purchased swap option contracts (contract amount)	$515,900,000
Written TBA commitment option contracts (contract amount)	$145,900,000
Written currency option contracts (contract amount)	$51,600,000
Written swap option contracts (contract amount)	$353,000,000
Futures contracts (number of contracts)	500
Forward currency contracts (contract amount)	$141,000,000
Centrally cleared interest rate swap contracts (notional)	$855,000,000
OTC total return swap contracts (notional)	$27,500,000
Centrally cleared total return swap contracts (notional)	$124,000,000
OTC credit default contracts (notional)	$62,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com